AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.2%)
1290 VT Equity Income Portfolio‡	2,204,842	$6,893,563
1290 VT GAMCO Small Company Value Portfolio‡	45,592	1,893,901
1290 VT Micro Cap Portfolio‡	139,549	1,063,288
ATM International Managed Volatility Portfolio‡	2,211,007	18,747,577
ATM Large Cap Managed Volatility Portfolio‡	5,026,313	66,832,893
ATM Mid Cap Managed Volatility Portfolio‡	2,092,993	13,118,533
ATM Small Cap Managed Volatility Portfolio‡	625,838	5,755,294
EQ/AB Small Cap Growth Portfolio‡	168,005	2,351,034
EQ/BlackRock Basic Value Equity Portfolio‡	352,362	5,948,972
EQ/Global Equity Managed Volatility Portfolio‡	427,578	6,193,736
EQ/International Core Managed Volatility Portfolio‡	443,154	3,857,021
EQ/International Equity Index Portfolio‡	76,427	563,616
EQ/International Value Managed Volatility Portfolio‡	499,829	4,886,454
EQ/JPMorgan Value Opportunities Portfolio‡	555,932	7,079,321
EQ/Large Cap Core Managed Volatility Portfolio‡	1,623,221	15,389,303
EQ/Large Cap Growth Index Portfolio‡	76,827	1,099,920
EQ/Large Cap Growth Managed Volatility Portfolio‡	289,520	9,361,483
EQ/Large Cap Value Managed Volatility Portfolio‡	507,546	7,423,595
EQ/Loomis Sayles Growth Portfolio‡	723,287	5,886,653
EQ/MFS International Growth Portfolio‡	1,337,579	8,933,298
EQ/Morgan Stanley Small Cap Growth Portfolio‡	189,131	1,567,048
EQ/T. Rowe Price Growth Stock Portfolio*‡	84,330	4,033,012
Multimanager Mid Cap Growth Portfolio*‡	478,536	4,056,975
Multimanager Mid Cap Value Portfolio‡	210,429	2,165,469

Total Equity		205,101,959

Fixed Income (79.6%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,459,569	52,915,080
1290 VT High Yield Bond Portfolio‡	1,436,253	12,387,582
EQ/Core Bond Index Portfolio‡	22,420,697	231,624,515
EQ/Global Bond PLUS Portfolio‡	2,364,194	22,228,853
EQ/Intermediate Government Bond Portfolio‡	27,604,111	298,063,013
EQ/PIMCO Ultra Short Bond Portfolio‡	12,250,195	117,642,248
EQ/Quality Bond PLUS Portfolio‡	3,670,827	33,053,602
Multimanager Core Bond Portfolio‡	4,120,673	41,203,402

Total Fixed Income		809,118,295

Total Investments in Securities (99.8%) (Cost $949,813,110)		1,014,220,254
Other Assets Less Liabilities (0.2%)		1,804,420

Net Assets (100%)		$1,016,024,674

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,204,842	6,884,313	2,231,691	(177,690)	(139)	(2,044,612)	6,893,563	—	—
1290 VT GAMCO Small Company Value Portfolio	45,592	2,552,726	405,846	(388,845)	138,043	(813,869)	1,893,901	—	—
1290 VT Micro Cap Portfolio	139,549	1,324,301	105,000	—	—	(366,013)	1,063,288	—	—
ATM Large Cap Managed Volatility Portfolio	5,026,313	73,333,235	7,412,822	(4,698,813)	92,727	(9,307,078)	66,832,893	—	—
ATM Mid Cap Managed Volatility Portfolio	2,092,993	12,473,421	3,814,227	(444,225)	751	(2,725,641)	13,118,533	—	—
ATM Small Cap Managed Volatility Portfolio	625,838	5,690,397	1,732,536	(366,535)	28,228	(1,329,332)	5,755,294	—	—
ATM International Managed Volatility Portfolio	2,211,007	18,492,268	5,235,917	(1,261,915)	72,308	(3,791,001)	18,747,577	—	—
EQ/AB Small Cap Growth Portfolio	168,005	2,509,371	510,845	(88,845)	962	(581,299)	2,351,034	—	—
EQ/BlackRock Basic Value Equity Portfolio	352,362	8,996,637	272,536	(1,066,535)	375,371	(2,629,037)	5,948,972	—	—
EQ/Global Equity Managed Volatility Portfolio	427,578	5,960,717	1,531,691	(177,690)	1,988	(1,122,970)	6,193,736	—	—
EQ/International Core Managed Volatility Portfolio	443,154	4,285,729	681,690	(177,690)	(1,716)	(930,992)	3,857,021	—	—
EQ/International Equity Index Portfolio	76,427	753,580	—	—	—	(189,964)	563,616	—	—
EQ/International Value Managed Volatility Portfolio	499,829	3,879,547	2,331,691	(177,690)	187	(1,147,281)	4,886,454	—	—
EQ/JPMorgan Value Opportunities Portfolio	555,932	7,590,508	2,162,536	(266,535)	4,789	(2,411,977)	7,079,321	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,623,221	18,211,414	545,072	(533,070)	4,406	(2,838,519)	15,389,303	—	—
EQ/Large Cap Growth Index Portfolio	76,827	1,282,232	—	—	—	(182,312)	1,099,920	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	289,520	13,932,941	454,228	(4,214,225)	2,214,482	(3,025,943)	9,361,483	—	—
EQ/Large Cap Value Managed Volatility Portfolio	507,546	6,992,053	2,123,382	(355,380)	456	(1,336,916)	7,423,595	—	—
EQ/Loomis Sayles Growth Portfolio	723,287	4,921,881	1,961,691	(477,690)	66,134	(585,363)	5,886,653	—	—
EQ/MFS International Growth Portfolio	1,337,579	8,267,726	2,672,535	(556,535)	130,667	(1,581,095)	8,933,298	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	189,131	1,993,495	—	—	—	(426,447)	1,567,048	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	84,330	3,352,871	1,270,845	(88,845)	2,498	(504,357)	4,033,012	—	—
Multimanager Mid Cap Growth Portfolio*	478,536	4,651,219	460,846	(88,845)	(493)	(965,752)	4,056,975	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Mid Cap Value Portfolio	210,429	2,394,176	620,845	(88,845)	(207)	(760,500)	2,165,469	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	5,459,569	46,879,001	8,954,226	(444,225)	395	(2,474,317)	52,915,080	—	—
1290 VT High Yield Bond Portfolio	1,436,253	13,741,941	454,227	(444,225)	2,263	(1,366,624)	12,387,582	—	—
EQ/Core Bond Index Portfolio	22,420,697	232,692,400	8,993,681	(15,795,649)	57,435	5,676,648	231,624,515	—	—
EQ/Global Bond PLUS Portfolio	2,364,194	22,038,553	817,608	(799,605)	1,072	171,225	22,228,853	—	—
EQ/Intermediate Government Bond Portfolio	27,604,111	309,926,876	12,354,958	(36,262,912)	649,653	11,394,438	298,063,013	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,250,195	120,482,942	4,360,573	(4,264,557)	4,037	(2,940,747)	117,642,248	—	—
EQ/Quality Bond PLUS Portfolio	3,670,827	31,817,619	635,917	(621,915)	3,986	1,217,995	33,053,602	—	—
Multimanager Core Bond Portfolio	4,120,673	40,862,004	1,096,066	(888,449)	1,267	132,514	41,203,402	271,725	—

Total		1,039,168,094	76,205,728	(75,217,980)	3,851,550	(29,787,138)	1,014,220,254	271,725	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,014,220,254	$—	$1,014,220,254

Total Assets	$—	$1,014,220,254	$—	$1,014,220,254

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,014,220,254	$—	$1,014,220,254

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,141,263
Aggregate gross unrealized depreciation	(15,554,954)

Net unrealized appreciation	$63,586,309

Federal income tax cost of investments in securities and derivative instruments, if applicable	$950,633,945

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.9%)
1290 VT Equity Income Portfolio‡	3,693,377	$11,547,551
1290 VT GAMCO Small Company Value Portfolio‡	211,296	8,777,318
1290 VT Micro Cap Portfolio‡	440,438	3,355,911
1290 VT Small Cap Value Portfolio‡	806,384	5,359,683
ATM International Managed Volatility Portfolio‡	6,066,872	51,442,235
ATM Large Cap Managed Volatility Portfolio‡	8,813,632	117,191,387
ATM Mid Cap Managed Volatility Portfolio‡	3,380,977	21,191,401
ATM Small Cap Managed Volatility Portfolio‡	3,247,283	29,862,482
EQ/AB Small Cap Growth Portfolio‡	781,392	10,934,685
EQ/BlackRock Basic Value Equity Portfolio‡	631,071	10,654,449
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	431,039	4,914,497
EQ/Global Equity Managed Volatility Portfolio‡	1,159,768	16,799,980
EQ/International Core Managed Volatility Portfolio‡	1,304,276	11,351,852
EQ/International Equity Index Portfolio‡	203,258	1,498,947
EQ/International Value Managed Volatility Portfolio‡	1,285,584	12,568,204
EQ/JPMorgan Value Opportunities Portfolio‡	929,428	11,835,466
EQ/Large Cap Core Managed Volatility Portfolio‡	2,952,871	27,995,347
EQ/Large Cap Growth Index Portfolio‡	109,025	1,560,890
EQ/Large Cap Growth Managed Volatility Portfolio‡	560,190	18,113,481
EQ/Large Cap Value Managed Volatility Portfolio‡	1,236,175	18,080,869
EQ/Loomis Sayles Growth Portfolio‡	1,202,617	9,787,799
EQ/MFS International Growth Portfolio‡	3,375,711	22,545,385
EQ/Morgan Stanley Small Cap Growth Portfolio‡	677,514	5,613,546
EQ/T. Rowe Price Growth Stock Portfolio*‡	132,359	6,329,979
Multimanager Mid Cap Growth Portfolio*‡	978,765	8,297,853
Multimanager Mid Cap Value Portfolio‡	335,545	3,453,010

Total Equity		451,064,207

Fixed Income (59.0%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,370,863	42,363,155
1290 VT High Yield Bond Portfolio‡	1,088,386	9,387,253
EQ/Core Bond Index Portfolio‡	16,733,878	172,874,931
EQ/Global Bond PLUS Portfolio‡.	1,826,012	17,168,708
EQ/Intermediate Government Bond Portfolio‡	20,864,245	225,287,443
EQ/PIMCO Ultra Short Bond Portfolio‡	9,936,306	95,421,285
EQ/Quality Bond PLUS Portfolio‡	3,810,632	34,312,463
Multimanager Core Bond Portfolio‡	5,385,529	53,850,941

Total Fixed Income		650,666,179

Total Investments in Securities (99.9%) (Cost $1,003,344,052)		1,101,730,386
Other Assets Less Liabilities (0.1%)		1,457,549

Net Assets (100%)		$1,103,187,935

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	3,693,377	13,556,972	2,432,217	(460,631)	1,119	(3,982,126)	11,547,551	—	—
1290 VT GAMCO Small Company Value Portfolio	211,296	9,311,101	2,861,662	(745,473)	239,924	(2,889,896)	8,777,318	—	—
1290 VT Micro Cap Portfolio	440,438	4,055,217	520,555	(115,158)	1,656	(1,106,359)	3,355,911	—	—
1290 VT Small Cap Value Portfolio	806,384	5,985,426	1,751,109	(230,316)	2,130	(2,148,666)	5,359,683	—	—
ATM Large Cap Managed Volatility Portfolio	8,813,632	135,736,923	6,704,391	(8,116,942)	108,812	(17,241,797)	117,191,387	—	—
ATM Mid Cap Managed Volatility Portfolio	3,380,977	19,073,153	7,043,879	(806,104)	90	(4,119,617)	21,191,401	—	—
ATM Small Cap Managed Volatility Portfolio	3,247,283	33,109,450	6,696,651	(2,306,893)	30,138	(7,666,864)	29,862,482	—	—
ATM International Managed Volatility Portfolio	6,066,872	53,798,674	12,969,978	(4,447,840)	121,141	(10,999,718)	51,442,235	—	—
EQ/AB Small Cap Growth Portfolio	781,392	12,121,269	2,082,218	(460,631)	4,537	(2,812,708)	10,934,685	—	—
EQ/BlackRock Basic Value Equity Portfolio	631,071	16,699,194	123,326	(1,940,947)	712,391	(4,939,515)	10,654,449	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	431,039	4,042,090	2,140,555	(115,158)	(216)	(1,152,774)	4,914,497	—	—
EQ/Global Equity Managed Volatility Portfolio	1,159,768	19,584,561	1,623,326	(690,947)	985	(3,717,945)	16,799,980	—	—
EQ/International Core Managed Volatility Portfolio	1,304,276	11,813,006	2,582,217	(460,631)	(778)	(2,581,962)	11,351,852	—	—
EQ/International Equity Index Portfolio	203,258	2,004,158	—	—	—	(505,211)	1,498,947	—	—
EQ/International Value Managed Volatility Portfolio	1,285,584	17,065,773	582,218	(460,631)	(1,233)	(4,617,923)	12,568,204	—	—
EQ/JPMorgan Value Opportunities Portfolio	929,428	14,386,230	2,432,218	(460,631)	1,560	(4,523,911)	11,835,466	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,952,871	34,358,896	226,098	(1,266,735)	(39,978)	(5,282,934)	27,995,347	—	—
EQ/Large Cap Growth Index Portfolio	109,025	1,819,609	—	—	—	(258,719)	1,560,890	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	560,190	25,272,510	164,434	(5,496,262)	2,506,114	(4,333,315)	18,113,481	—	—
EQ/Large Cap Value Managed Volatility Portfolio	1,236,175	21,385,513	1,683,880	(806,104)	(9,169)	(4,173,251)	18,080,869	—	—
EQ/Loomis Sayles Growth Portfolio	1,202,617	8,344,102	2,711,663	(345,473)	5,684	(928,177)	9,787,799	—	—
EQ/MFS International Growth Portfolio	3,375,711	23,970,599	4,564,990	(1,761,420)	420,784	(4,649,568)	22,545,385	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	677,514	7,342,217	41,111	(230,316)	(4,624)	(1,534,842)	5,613,546	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	132,359	5,568,159	1,771,108	(230,316)	28,904	(807,876)	6,329,979	—	—
Multimanager Mid Cap Growth Portfolio*	978,765	6,227,810	4,020,554	(115,158)	(289)	(1,835,064)	8,297,853	—	—
Multimanager Mid Cap Value Portfolio	335,545	4,313,225	620,555	(115,158)	(1,464)	(1,364,148)	3,453,010	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	4,370,863	40,395,828	4,382,217	(460,631)	(455)	(1,953,804)	42,363,155	—	—
1290 VT High Yield Bond Portfolio	1,088,386	10,835,541	82,217	(460,631)	(6,745)	(1,063,129)	9,387,253	—	—
EQ/Core Bond Index Portfolio	16,733,878	191,077,468	4,979,912	(27,781,359)	1,522,071	3,076,839	172,874,931	—	—
EQ/Global Bond PLUS Portfolio	1,826,012	19,103,136	143,880	(2,206,104)	(7,354)	135,150	17,168,708	—	—
EQ/Intermediate Government Bond Portfolio	20,864,245	254,897,723	2,014,325	(41,387,461)	1,158,433	8,604,423	225,287,443	—	—
EQ/PIMCO Ultra Short Bond Portfolio	9,936,306	105,877,458	739,956	(8,633,680)	87,272	(2,649,721)	95,421,285	—	—
EQ/Quality Bond PLUS Portfolio	3,810,632	39,680,109	1,823,326	(8,690,947)	234,486	1,265,489	34,312,463	—	—
Multimanager Core Bond Portfolio	5,385,529	51,959,474	4,236,401	(2,536,421)	32,425	159,062	53,850,941	361,366	—

Total		1,224,772,574	86,753,147	(124,343,109)	7,148,351	(92,600,577)	1,101,730,386	361,366	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,101,730,386	$—	$1,101,730,386

Total Assets	$—	$1,101,730,386	$—	$1,101,730,386

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,101,730,386	$—	$1,101,730,386

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$128,672,568
Aggregate gross unrealized depreciation	(31,513,906)

Net unrealized appreciation	$97,158,662

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,004,571,724

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.0%)
1290 VT Equity Income Portfolio‡	22,834,235	$71,392,520
1290 VT GAMCO Small Company Value Portfolio‡	1,926,275	80,018,392
1290 VT Micro Cap Portfolio‡	3,595,021	27,392,211
1290 VT Small Cap Value Portfolio‡	6,258,342	41,596,455
ATM International Managed Volatility Portfolio‡	52,294,355	443,414,424
ATM Large Cap Managed Volatility Portfolio‡	55,054,562	732,038,772
ATM Mid Cap Managed Volatility Portfolio‡	11,197,094	70,181,509
ATM Small Cap Managed Volatility Portfolio‡	30,746,259	282,747,057
EQ/AB Small Cap Growth Portfolio‡	8,946,183	125,191,516
EQ/BlackRock Basic Value Equity Portfolio‡	4,126,672	69,671,080
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,078,323	46,499,081
EQ/Global Equity Managed Volatility Portfolio‡	10,572,644	153,151,468
EQ/International Core Managed Volatility Portfolio‡	11,457,393	99,720,216
EQ/International Equity Index Portfolio‡	1,431,096	10,553,765
EQ/International Value Managed Volatility Portfolio‡	11,089,274	108,411,595
EQ/JPMorgan Value Opportunities Portfolio‡	5,507,717	70,136,055
EQ/Large Cap Core Managed Volatility Portfolio‡	19,641,056	186,211,346
EQ/Large Cap Growth Index Portfolio‡	480,182	6,874,695
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,857,978	124,745,912
EQ/Large Cap Value Managed Volatility Portfolio‡	8,731,915	127,717,003
EQ/Loomis Sayles Growth Portfolio‡	7,619,663	62,014,541
EQ/MFS International Growth Portfolio‡	28,782,358	192,228,911
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,850,596	48,475,116
EQ/T. Rowe Price Growth Stock Portfolio*‡	784,996	37,541,836
Multimanager Mid Cap Growth Portfolio*‡	2,129,836	18,056,498
Multimanager Mid Cap Value Portfolio‡	1,961,896	20,189,379

Total Equity		3,256,171,353

Fixed Income (48.9%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	18,060,953	175,049,845
1290 VT High Yield Bond Portfolio‡	5,602,090	48,317,629
EQ/Core Bond Index Portfolio‡	80,733,015	834,039,429
EQ/Global Bond PLUS Portfolio‡.	8,862,617	83,328,948
EQ/Intermediate Government Bond Portfolio‡	99,921,281	1,078,927,631
EQ/PIMCO Ultra Short Bond Portfolio‡	47,778,865	458,834,557
EQ/Quality Bond PLUS Portfolio‡	18,333,770	165,084,615
Multimanager Core Bond Portfolio‡	27,796,993	277,947,465

Total Fixed Income		3,121,530,119

Total Investments in Securities (99.9%) (Cost $5,788,065,076)		6,377,701,472
Other Assets Less Liabilities (0.1%)		4,208,989

Net Assets (100%)		$6,381,910,461

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	22,834,235	85,090,442	13,399,999	(2,035,591)	534	(25,062,864)	71,392,520	—	—
1290 VT GAMCO Small Company Value Portfolio	1,926,275	70,697,325	35,070,000	(3,285,591)	356,138	(22,819,480)	80,018,392	—	—
1290 VT Micro Cap Portfolio	3,595,021	27,921,930	8,600,000	(1,017,796)	21,400	(8,133,323)	27,392,211	—	—
1290 VT Small Cap Value Portfolio	6,258,342	51,748,903	12,194,999	(2,526,694)	65,138	(19,885,891)	41,596,455	—	—
ATM Large Cap Managed Volatility Portfolio	55,054,562	869,193,388	14,000,000	(40,585,994)	289,101	(110,857,723)	732,038,772	—	—
ATM Mid Cap Managed Volatility Portfolio	11,197,094	81,116,353	8,500,000	(2,544,489)	15,753	(16,906,108)	70,181,509	—	—
ATM Small Cap Managed Volatility Portfolio	30,746,259	318,337,079	53,875,001	(15,142,366)	150,214	(74,472,871)	282,747,057	—	—
ATM International Managed Volatility Portfolio	52,294,355	492,430,006	79,100,001	(26,165,242)	513,670	(102,464,011)	443,414,424	—	—
EQ/AB Small Cap Growth Portfolio	8,946,183	146,371,399	17,000,001	(4,580,081)	93,476	(33,693,279)	125,191,516	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,126,672	107,790,840	—	(10,553,386)	3,470,009	(31,036,383)	69,671,080	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	4,078,323	43,485,915	15,920,000	(1,017,796)	(6,411)	(11,882,627)	46,499,081	—	—
EQ/Global Equity Managed Volatility Portfolio	10,572,644	179,494,368	15,000,001	(7,805,081)	142,210	(33,680,030)	153,151,468	—	—
EQ/International Core Managed Volatility Portfolio	11,457,393	118,730,174	10,000,000	(3,053,387)	(53,647)	(25,902,924)	99,720,216	—	—
EQ/International Equity Index Portfolio	1,431,096	14,697,342	—	(508,898)	(63)	(3,634,616)	10,553,765	—	—
EQ/International Value Managed Volatility Portfolio	11,089,274	120,371,702	23,000,000	(2,035,591)	(996)	(32,923,520)	108,411,595	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,507,717	86,415,017	13,400,001	(2,544,489)	6,538	(27,141,012)	70,136,055	—	—
EQ/Large Cap Core Managed Volatility Portfolio	19,641,056	220,372,430	6,000,000	(6,106,774)	(60,655)	(33,993,655)	186,211,346	—	—
EQ/Large Cap Growth Index Portfolio	480,182	8,014,179	—	—	—	(1,139,484)	6,874,695	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	3,857,978	159,857,154	6,000,000	(29,030,081)	11,922,773	(24,003,934)	124,745,912	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,731,915	147,978,783	13,000,001	(4,071,183)	32,017	(29,222,615)	127,717,003	—	—
EQ/Loomis Sayles Growth Portfolio	7,619,663	58,342,551	12,399,999	(2,035,591)	10,872	(6,703,290)	62,014,541	—	—
EQ/MFS International Growth Portfolio	28,782,358	217,666,175	23,999,999	(10,106,774)	1,947,097	(41,277,586)	192,228,911	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,850,596	55,833,909	6,000,000	(2,526,694)	21,671	(10,853,770)	48,475,116	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	784,996	33,272,585	10,000,000	(1,017,796)	135,059	(4,848,012)	37,541,836	—	—
Multimanager Mid Cap Growth Portfolio*	2,129,836	18,373,215	4,500,000	(508,898)	1,020	(4,308,839)	18,056,498	—	—
Multimanager Mid Cap Value Portfolio	1,961,896	28,671,041	1,300,000	(508,898)	3,585	(9,276,349)	20,189,379	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	18,060,953	171,532,532	13,100,001	(1,526,694)	(455)	(8,055,539)	175,049,845	—	—
1290 VT High Yield Bond Portfolio	5,602,090	55,323,215	—	(1,526,694)	(14,922)	(5,463,970)	48,317,629	—	—
EQ/Core Bond Index Portfolio	80,733,015	925,118,717	37,500,001	(151,033,871)	3,132,435	19,322,147	834,039,429	—	—
EQ/Global Bond PLUS Portfolio	8,862,617	94,887,511	—	(12,178,386)	(204,013)	823,836	83,328,948	—	—
EQ/Intermediate Government Bond Portfolio	99,921,281	1,250,545,554	—	(219,471,828)	6,541,829	41,312,076	1,078,927,631	—	—
EQ/PIMCO Ultra Short Bond Portfolio	47,778,865	518,259,186	—	(46,866,937)	539,315	(13,097,007)	458,834,557	—	—
EQ/Quality Bond PLUS Portfolio	18,333,770	209,985,486	3,500,000	(56,328,387)	2,075,940	5,851,576	165,084,615	—	—
Multimanager Core Bond Portfolio	27,796,993	265,398,560	24,720,173	(13,071,183)	78,635	821,280	277,947,465	1,887,388	—

Total		7,253,324,966	481,080,177	(683,319,141)	31,225,267	(704,609,797)	6,377,701,472	1,887,388	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,377,701,472	$—	$6,377,701,472

Total Assets	$—	$6,377,701,472	$—	$6,377,701,472

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,377,701,472	$—	$6,377,701,472

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$785,268,722
Aggregate gross unrealized depreciation	(220,155,703)

Net unrealized appreciation	$565,113,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,812,588,453

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.1%)
1290 VT Equity Income Portfolio‡	35,794,117	$111,912,323
1290 VT GAMCO Small Company Value Portfolio‡	3,683,435	153,011,651
1290 VT Micro Cap Portfolio‡	6,458,923	49,213,678
1290 VT Small Cap Value Portfolio‡	10,294,316	68,421,801
ATM International Managed Volatility Portfolio‡	73,274,721	621,311,187
ATM Large Cap Managed Volatility Portfolio‡	88,811,595	1,180,892,709
ATM Mid Cap Managed Volatility Portfolio‡	12,415,302	77,817,034
ATM Small Cap Managed Volatility Portfolio‡	55,964,106	514,654,039
EQ/AB Small Cap Growth Portfolio‡	18,919,554	264,757,343
EQ/BlackRock Basic Value Equity Portfolio‡	7,175,778	121,149,508
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	7,112,454	81,092,795
EQ/Global Equity Managed Volatility Portfolio‡	17,551,109	254,238,976
EQ/International Core Managed Volatility Portfolio‡	17,822,141	155,116,241
EQ/International Equity Index Portfolio‡	2,439,939	17,993,586
EQ/International Value Managed Volatility Portfolio‡	15,332,380	149,893,282
EQ/JPMorgan Value Opportunities Portfolio‡	8,487,893	108,086,052
EQ/Large Cap Core Managed Volatility Portfolio‡	31,582,306	299,423,000
EQ/Large Cap Growth Index Portfolio‡	943,636	13,509,898
EQ/Large Cap Growth Managed Volatility Portfolio‡	6,088,027	196,853,509
EQ/Large Cap Value Managed Volatility Portfolio‡	14,259,497	208,565,964
EQ/Loomis Sayles Growth Portfolio‡	11,042,843	89,874,956
EQ/MFS International Growth Portfolio‡	43,422,287	290,004,693
EQ/Morgan Stanley Small Cap Growth Portfolio‡	11,869,557	98,345,225
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,023,596	48,952,678
Multimanager Mid Cap Growth Portfolio*‡	3,273,573	27,752,960
Multimanager Mid Cap Value Portfolio‡	2,399,553	24,693,199

Total Equity		5,227,538,287

Fixed Income (28.8%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	12,948,801	125,501,997
1290 VT High Yield Bond Portfolio‡	3,855,764	33,255,686
EQ/Core Bond Index Portfolio‡	56,077,500	579,327,376
EQ/Global Bond PLUS Portfolio‡	1,266,896	11,911,736
EQ/Intermediate Government Bond Portfolio‡	70,336,160	759,474,122
EQ/PIMCO Ultra Short Bond Portfolio‡	32,592,452	312,994,950
EQ/Quality Bond PLUS Portfolio‡	12,282,686	110,598,228
Multimanager Core Bond Portfolio‡	18,889,622	188,880,948

Total Fixed Income		2,121,945,043

Total Investments in Securities (99.9%) (Cost $6,398,367,965)		7,349,483,330
Other Assets Less Liabilities (0.1%)		5,350,550

Net Assets (100%)		$7,354,833,880

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	35,794,117	143,950,406	14,000,000	(4,016,096)	(11,540)	(42,010,447)	111,912,323	—	—
1290 VT GAMCO Small Company Value Portfolio	3,683,435	160,009,532	47,799,999	(6,385,445)	276,174	(48,688,609)	153,011,651	—	—
1290 VT Micro Cap Portfolio	6,458,923	60,613,797	6,800,000	(2,008,048)	62,092	(16,254,163)	49,213,678	—	—
1290 VT Small Cap Value Portfolio	10,294,316	92,385,236	13,219,999	(2,677,397)	(4,911)	(34,501,126)	68,421,801	—	—
ATM Large Cap Managed Volatility Portfolio	88,811,595	1,468,101,005	—	(100,846,405)	(2,912,295)	(183,449,596)	1,180,892,709	—	—
ATM Mid Cap Managed Volatility Portfolio	12,415,302	79,366,242	18,250,000	(3,346,747)	9,985	(16,462,446)	77,817,034	—	—
ATM Small Cap Managed Volatility Portfolio	55,964,106	585,303,741	82,850,000	(14,725,686)	41,430	(138,815,446)	514,654,039	—	—
ATM International Managed Volatility Portfolio	73,274,721	774,095,233	32,000,001	(23,427,227)	142,444	(161,499,264)	621,311,187	—	—
EQ/AB Small Cap Growth Portfolio	18,919,554	293,023,927	49,000,000	(10,709,590)	282,953	(66,839,947)	264,757,343	—	—
EQ/BlackRock Basic Value Equity Portfolio	7,175,778	181,399,133	—	(12,274,144)	2,697,615	(50,673,096)	121,149,508	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	7,112,454	89,603,564	17,680,000	(2,008,048)	(14,435)	(24,168,286)	81,092,795	—	—
EQ/Global Equity Managed Volatility Portfolio	17,551,109	297,279,602	21,199,999	(8,032,192)	123,667	(56,332,100)	254,238,976	—	—
EQ/International Core Managed Volatility Portfolio	17,822,141	194,936,130	7,999,999	(5,354,795)	(49,039)	(42,416,054)	155,116,241	—	—
EQ/International Equity Index Portfolio	2,439,939	37,261,850	—	(12,988,699)	5,671,501	(11,951,066)	17,993,586	—	—
EQ/International Value Managed Volatility Portfolio	15,332,380	154,992,987	40,800,000	(3,346,747)	(12,286)	(42,540,672)	149,893,282	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,487,893	139,503,182	16,000,000	(4,016,096)	558	(43,401,592)	108,086,052	—	—
EQ/Large Cap Core Managed Volatility Portfolio	31,582,306	367,706,429	—	(11,378,938)	(396,906)	(56,507,585)	299,423,000	—	—
EQ/Large Cap Growth Index Portfolio	943,636	15,749,169	—	—	—	(2,239,271)	13,509,898	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	6,088,027	262,887,758	—	(45,401,542)	18,875,710	(39,508,417)	196,853,509	—	—
EQ/Large Cap Value Managed Volatility Portfolio	14,259,497	256,629,149	10,000,001	(7,362,843)	(429,182)	(50,271,161)	208,565,964	—	—
EQ/Loomis Sayles Growth Portfolio	11,042,843	105,672,841	—	(3,346,748)	(7,361)	(12,443,776)	89,874,956	—	—
EQ/MFS International Growth Portfolio	43,422,287	348,348,593	17,999,999	(12,048,288)	2,917,414	(67,213,025)	290,004,693	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	11,869,557	125,239,143	4,000,001	(5,516,096)	168,203	(25,546,026)	98,345,225	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	1,023,596	59,511,049	—	(2,008,048)	385,418	(8,935,741)	48,952,678	—	—
Multimanager Mid Cap Growth Portfolio*	3,273,573	24,589,219	9,000,000	(669,349)	814	(5,167,724)	27,752,960	—	—
Multimanager Mid Cap Value Portfolio	2,399,553	21,577,495	11,679,999	(669,349)	(997)	(7,893,949)	24,693,199	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	12,948,801	123,778,078	8,800,001	(1,338,699)	118	(5,737,501)	125,501,997	—	—
1290 VT High Yield Bond Portfolio	3,855,764	35,890,440	2,500,001	(1,338,699)	(17,118)	(3,778,938)	33,255,686	—	—
EQ/Core Bond Index Portfolio	56,077,500	674,269,964	47,999,999	(159,699,830)	9,654,154	7,103,089	579,327,376	—	—
EQ/Global Bond PLUS Portfolio	1,266,896	11,821,251	—	—	—	90,485	11,911,736	—	—
EQ/Intermediate Government Bond Portfolio	70,336,160	899,936,374	6,500,000	(181,346,817)	5,258,461	29,126,104	759,474,122	—	—
EQ/PIMCO Ultra Short Bond Portfolio	32,592,452	364,062,426	—	(42,248,939)	291,085	(9,109,622)	312,994,950	—	—
EQ/Quality Bond PLUS Portfolio	12,282,686	151,963,544	1,999,999	(48,975,445)	1,861,564	3,748,566	110,598,228	—	—
Multimanager Core Bond Portfolio	18,889,622	203,815,388	17,002,814	(32,306,747)	16,842	352,651	188,880,948	1,388,315	—

Total		8,805,273,877	505,082,811	(771,819,739)	44,882,132	(1,233,935,751)	7,349,483,330	1,388,315	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,349,483,330	$—	$7,349,483,330

Total Assets	$—	$7,349,483,330	$—	$7,349,483,330

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,349,483,330	$—	$7,349,483,330

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,179,050,585
Aggregate gross unrealized depreciation	(296,358,036)

Net unrealized appreciation	$882,692,549

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,466,790,781

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.7%)
1290 VT Equity Income Portfolio‡	19,379,744	$60,591,860
1290 VT GAMCO Small Company Value Portfolio‡	1,412,726	58,685,306
1290 VT Micro Cap Portfolio‡	2,703,754	20,601,221
1290 VT Small Cap Value Portfolio‡	3,457,400	22,979,822
ATM International Managed Volatility Portfolio‡	34,831,050	295,339,524
ATM Large Cap Managed Volatility Portfolio‡	46,248,395	614,946,642
ATM Mid Cap Managed Volatility Portfolio‡	5,997,529	37,591,506
ATM Small Cap Managed Volatility Portfolio‡	22,650,611	208,298,310
EQ/AB Small Cap Growth Portfolio‡	5,964,734	83,469,578
EQ/BlackRock Basic Value Equity Portfolio‡	4,194,002	70,807,830
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,794,431	31,860,767
EQ/Global Equity Managed Volatility Portfolio‡	7,793,520	112,894,095
EQ/International Core Managed Volatility Portfolio‡	7,108,558	61,869,827
EQ/International Equity Index Portfolio‡	1,871,845	13,804,117
EQ/International Value Managed Volatility Portfolio‡	7,392,213	72,268,169
EQ/JPMorgan Value Opportunities Portfolio‡	3,384,852	43,103,197
EQ/Large Cap Core Managed Volatility Portfolio‡	16,232,656	153,897,264
EQ/Large Cap Growth Index Portfolio‡	355,637	5,091,610
EQ/Large Cap Growth Managed Volatility Portfolio‡	3,490,115	112,851,243
EQ/Large Cap Value Managed Volatility Portfolio‡	8,256,187	120,758,793
EQ/Loomis Sayles Growth Portfolio‡	6,953,296	56,591,151
EQ/MFS International Growth Portfolio‡	20,637,683	137,833,016
EQ/Morgan Stanley Small Cap Growth Portfolio‡	5,453,824	45,187,661
EQ/T. Rowe Price Growth Stock Portfolio*‡	334,684	16,005,992
Multimanager Mid Cap Growth Portfolio*‡	1,183,261	10,031,549
Multimanager Mid Cap Value Portfolio‡	684,748	7,046,568

Total Equity		2,474,406,618

Fixed Income (9.2%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,233,347	21,645,981
1290 VT High Yield Bond Portfolio‡	460,490	3,971,695
EQ/Core Bond Index Portfolio‡	6,835,151	70,612,815
EQ/Intermediate Government Bond Portfolio‡	8,373,305	90,413,073
EQ/PIMCO Ultra Short Bond Portfolio‡	3,350,027	32,171,296
EQ/Quality Bond PLUS Portfolio‡	1,465,659	13,197,382
Multimanager Core Bond Portfolio‡	1,948,777	19,486,190

Total Fixed Income		251,498,432

Total Investments in Securities (99.9%) (Cost $2,328,187,116)		2,725,905,050
Other Assets Less Liabilities (0.1%)		1,806,192

Net Assets (100%)		$2,727,711,242

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	19,379,744	76,886,798	8,070,216	(1,708,712)	(9,362)	(22,647,080)	60,591,860	—	—
1290 VT GAMCO Small Company Value Portfolio	1,412,726	81,303,421	3,887,769	(2,135,890)	45,258	(24,415,252)	58,685,306	—	—
1290 VT Micro Cap Portfolio	2,703,754	27,794,119	976,332	(640,767)	19,190	(7,547,653)	20,601,221	—	—
1290 VT Small Cap Value Portfolio	3,457,400	31,468,629	3,918,886	(1,067,945)	12,255	(11,352,003)	22,979,822	—	—
ATM Large Cap Managed Volatility Portfolio	46,248,395	762,143,092	807,481	(50,250,188)	(2,853,985)	(94,899,758)	614,946,642	—	—
ATM Mid Cap Managed Volatility Portfolio	5,997,529	43,708,028	4,043,886	(1,067,945)	(19,464)	(9,072,999)	37,591,506	—	—
ATM Small Cap Managed Volatility Portfolio	22,650,611	269,057,214	7,525,647	(5,126,136)	8,154	(63,166,569)	208,298,310	—	—
ATM International Managed Volatility Portfolio	34,831,050	377,564,282	5,351,078	(8,543,560)	44,911	(79,077,187)	295,339,524	—	—
EQ/AB Small Cap Growth Portfolio	5,964,734	107,732,682	3,949,208	(3,631,013)	106,746	(24,688,045)	83,469,578	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,194,002	103,070,056	105,324	(4,563,068)	4,905	(27,809,387)	70,807,830	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,794,431	41,828,346	1,935,108	(854,356)	(5,990)	(11,042,341)	31,860,767	—	—
EQ/Global Equity Managed Volatility Portfolio	7,793,520	142,383,415	890,431	(3,417,424)	(7,624)	(26,954,703)	112,894,095	—	—
EQ/International Core Managed Volatility Portfolio	7,108,558	80,296,541	1,346,546	(2,349,479)	(3,098)	(17,420,683)	61,869,827	—	—
EQ/International Equity Index Portfolio	1,871,845	30,975,533	43,886	(12,167,945)	5,029,030	(10,076,387)	13,804,117	—	—
EQ/International Value Managed Volatility Portfolio	7,392,213	82,915,324	16,643,884	(1,067,945)	(5,090)	(26,218,004)	72,268,169	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,384,852	53,356,283	8,061,439	(1,495,123)	(13,413)	(16,805,989)	43,103,197	—	—
EQ/Large Cap Core Managed Volatility Portfolio	16,232,656	187,489,263	193,095	(4,698,958)	(70,817)	(29,015,319)	153,897,264	—	—
EQ/Large Cap Growth Index Portfolio	355,637	5,935,546	—	—	—	(843,936)	5,091,610	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	3,490,115	136,381,586	140,431	(11,117,424)	767,763	(13,321,113)	112,851,243	—	—
EQ/Large Cap Value Managed Volatility Portfolio	8,256,187	144,715,389	8,140,431	(3,417,424)	(142,609)	(28,536,994)	120,758,793	—	—
EQ/Loomis Sayles Growth Portfolio	6,953,296	66,229,227	78,992	(1,922,301)	34,007	(7,828,774)	56,591,151	—	—
EQ/MFS International Growth Portfolio	20,637,683	179,270,477	1,228,200	(10,553,314)	2,317,049	(34,429,396)	137,833,016	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	5,453,824	58,955,816	61,439	(1,495,123)	65,004	(12,399,475)	45,187,661	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	334,684	19,397,945	26,331	(640,767)	126,668	(2,904,185)	16,005,992	—	—
Multimanager Mid Cap Growth Portfolio*	1,183,261	10,304,052	2,008,777	(213,589)	(242)	(2,067,449)	10,031,549	—	—
Multimanager Mid Cap Value Portfolio	684,748	7,689,679	2,008,777	(213,589)	(6,392)	(2,431,907)	7,046,568	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	2,233,347	24,411,961	8,776	(1,713,589)	(37,681)	(1,023,486)	21,645,981	—	—
1290 VT High Yield Bond Portfolio	460,490	4,268,680	149,999	—	—	(446,984)	3,971,695	—	—
EQ/Core Bond Index Portfolio	6,835,151	74,803,848	10,746,547	(16,849,479)	436,692	1,475,207	70,612,815	—	—
EQ/Intermediate Government Bond Portfolio	8,373,305	104,043,569	131,655	(17,743,835)	539,916	3,441,768	90,413,073	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,350,027	35,553,189	43,885	(2,567,945)	27,280	(885,113)	32,171,296	—	—
EQ/Quality Bond PLUS Portfolio	1,465,659	11,466,968	5,008,778	(3,813,589)	67,693	467,532	13,197,382	—	—
Multimanager Core Bond Portfolio	1,948,777	21,731,832	1,724,678	(4,027,178)	1,223	55,635	19,486,190	146,900	—

Total		3,405,132,790	99,257,912	(181,075,600)	6,477,977	(603,888,029)	2,725,905,050	146,900	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,725,905,050	$—	$2,725,905,050

Total Assets	$—	$2,725,905,050	$—	$2,725,905,050

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,725,905,050	$—	$2,725,905,050

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$534,358,293
Aggregate gross unrealized depreciation	(166,952,292)

Net unrealized appreciation	$367,406,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,358,499,049

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (0.4%)
Invesco DB Base Metals Fund	1,320	$16,302
Invesco DB Commodity Index Tracking Fund	4,390	49,387
Invesco DB Gold Fund	1,870	87,142
Invesco DB Silver Fund	400	8,092

Total Commodity		160,923

Equity (2.1%)
Invesco S&P 500 BuyWrite ETF	11,450	191,558
iShares Global Infrastructure ETF	6,240	213,096
iShares Micro-Cap ETF	640	42,899
iShares MSCI EAFE Small-Cap ETF	7,570	339,363
iShares U.S. Oil & Gas Exploration & Production ETF	3,840	87,706

Total Equity		874,622

Fixed Income (22.1%)
iShares Floating Rate Bond ETF	39,520	1,926,205
iShares International Treasury Bond ETF	1,640	80,868
iShares JP Morgan USD Emerging Markets Bond ETF	30,420	2,941,005
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	43,030	1,013,787
Vanguard Short-Term Inflation-Protected Securities ETF	10,180	495,970
Vanguard Total International Bond ETF	47,110	2,650,409

Total Fixed Income		9,108,244

Specialty (0.4%)
Invesco DB G10 Currency Harvest Fund	7,390	163,878

Total Exchange Traded Funds (25.0%) (Cost $11,079,264)		10,307,667

INVESTMENT COMPANIES:
Alternatives (10.9%)
1290 VT Convertible Securities Portfolio‡	341,480	3,493,190
1290 VT Energy Portfolio‡	11,414	32,185
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	55,599	552,371
1290 VT Natural Resources Portfolio‡	10,266	48,087
1290 VT Real Estate Portfolio‡	14,285	118,926
AQR Managed Futures Strategy Fund, Institutional Class	8,210	70,439
BlackRock Global Long/Short Credit Fund, Institutional Class	10,342	94,938
Franklin K2 Alternative Strategies Fund, Advisor Class	8,608	92,532

Total Alternatives		4,502,668

Equity (20.1%)
1290 VT GAMCO Small Company Value Portfolio‡	11,430	474,811
1290 VT Low Volatility Global Equity Portfolio‡	19,569	198,786
1290 VT Micro Cap Portfolio‡	27,176	207,067
1290 VT SmartBeta Equity Portfolio‡	17,305	203,142
EQ/AB Small Cap Growth Portfolio‡	34,025	476,134
EQ/BlackRock Basic Value Equity Portfolio‡	20,305	342,815
EQ/Capital Guardian Research Portfolio‡	41,843	886,927
EQ/ClearBridge Large Cap Growth Portfolio‡	37,556	436,826
EQ/Emerging Markets Equity PLUS Portfolio‡	59,339	437,278
EQ/International Equity Index Portfolio‡	156,617	1,154,986
EQ/Invesco Comstock Portfolio‡	38,591	466,946
EQ/Janus Enterprise Portfolio‡	43,507	708,657
EQ/MFS International Growth Portfolio‡	99,637	665,447
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,424	450,695
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,975	10,131
MSIF Frontier Markets Portfolio, Institutional Class	13,209	157,978
Multimanager Mid Cap Value Portfolio‡	61,767	635,624
Templeton Emerging Markets Small Cap Fund, Advisor Class	17,942	157,892
Templeton Global Smaller Companies Fund, Advisor Class	28,269	191,100

Total Equity		8,263,242

Fixed Income (43.5%)
1290 VT High Yield Bond Portfolio‡	224,886	1,939,622
Eaton Vance Floating-Rate Fund, Institutional Class	145,365	1,120,761
EQ/Global Bond PLUS Portfolio‡	311,776	2,931,408
EQ/Intermediate Government Bond Portfolio‡	271,910	2,936,027
EQ/PIMCO Global Real Return Portfolio‡	271,730	2,694,081
EQ/PIMCO Ultra Short Bond Portfolio‡	308,462	2,962,248
Multimanager Core Bond Portfolio‡	295,379	2,953,553
PIMCO International Bond Fund Unhedged, Institutional Class	43,345	382,740

Total Fixed Income		17,920,440

Total Investment Companies (74.5%) (Cost $32,347,562)		30,686,350

Total Investments in Securities (99.5%) (Cost $43,426,826)		40,994,017
Other Assets Less Liabilities (0.5%)		201,320

Net Assets (100%)		$41,195,337

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	341,480	3,600,304	614,523	(252,249)	3,950	(473,338)	3,493,190	—	—
1290 VT Energy Portfolio	11,414	58,578	8,672	(4,746)	(202)	(30,117)	32,185	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	55,599	547,304	140,095	(33,219)	(391)	(101,418)	552,371	—	—
1290 VT Natural Resources Portfolio	10,266	71,632	8,671	(4,746)	(136)	(27,334)	48,087	—	—
1290 VT Real Estate Portfolio	14,285	155,993	17,342	(9,491)	(237)	(44,681)	118,926	—	—
Equity
1290 VT GAMCO Small Company Value Portfolio	11,430	423,068	202,153	(23,728)	(530)	(126,152)	474,811	—	—
1290 VT Low Volatility Global Equity Portfolio,	19,569	235,712	26,013	(14,237)	(93)	(48,609)	198,786	—	—
1290 VT Micro Cap Portfolio,	27,176	169,064	94,941	(9,491)	(27)	(47,420)	207,067	—	—
1290 VT SmartBeta Equity Portfolio	17,305	235,357	26,007	(14,237)	137	(44,122)	203,142	—	—
EQ/AB Small Cap Growth Portfolio	34,025	438,269	161,554	(23,728)	(352)	(99,609)	476,134	—	—
EQ/BlackRock Basic Value Equity Portfolio	20,305	449,110	43,354	(23,728)	(519)	(125,402)	342,815	—	—
EQ/Capital Guardian Research Portfolio	41,843	875,075	253,577	(73,501)	(227)	(167,997)	886,927	—	—
EQ/ClearBridge Large Cap Growth Portfolio	37,556	457,249	92,623	(49,773)	(786)	(62,487)	436,826	—	—
EQ/Emerging Markets Equity PLUS Portfolio	59,339	458,394	122,754	(23,728)	(22)	(120,120)	437,278	—	—
EQ/International Equity Index Portfolio	156,617	1,068,413	414,218	(61,692)	(794)	(265,159)	1,154,986	—	—
EQ/Invesco Comstock Portfolio	38,591	452,478	193,523	(28,473)	(420)	(150,162)	466,946	—	—
EQ/Janus Enterprise Portfolio	43,507	685,687	269,964	(80,564)	1,038	(167,468)	708,657	—	—
EQ/MFS International Growth Portfolio	99,637	693,831	169,063	(80,564)	(59)	(116,824)	665,447	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	9,424	465,247	112,924	(71,073)	4,145	(60,548)	450,695	—	—
Multimanager Mid Cap Value Portfolio	61,767	667,006	226,365	(37,964)	(998)	(218,785)	635,624	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	224,886	2,046,607	225,437	(123,384)	(1,342)	(207,696)	1,939,622	—	—
EQ/Global Bond PLUS Portfolio	311,776	3,172,127	389,422	(648,021)	392	17,488	2,931,408	—	—
EQ/Intermediate Government Bond Portfolio	271,910	3,167,273	389,424	(745,021)	6,081	118,270	2,936,027	—	—
EQ/PIMCO Global Real Return Portfolio	271,730	2,686,495	337,400	(326,148)	(704)	(2,962)	2,694,081	—	—
EQ/PIMCO Ultra Short Bond Portfolio	308,462	3,176,724	368,124	(500,221)	(5,907)	(76,472)	2,962,248	—	—
Multimanager Core Bond Portfolio	295,379	3,173,188	382,619	(607,421)	1,035	4,132	2,953,553	20,523	—

Total		29,630,185	5,290,762	(3,871,148)	3,032	(2,644,992)	28,407,839	20,523	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,307,667	$—	$—	$10,307,667
Investment Companies
Investment Companies	2,278,511	28,407,839	—	30,686,350

Total Assets	$12,586,178	$28,407,839	$—	$40,994,017

Total Liabilities	$—	$—	$—	$—

Total	$12,586,178	$28,407,839	$—	$40,994,017

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$340,134
Aggregate gross unrealized depreciation	(2,782,917)

Net unrealized depreciation	$(2,442,783)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$43,436,800

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.0%)
Invesco DB Base Metals Fund	3,010	$37,174
Invesco DB Commodity Index Tracking Fund	6,830	76,837
Invesco DB Gold Fund	4,280	199,448
Invesco DB Silver Fund	1,090	22,051

Total Commodity		335,510

Equity (2.4%)
Invesco S&P 500 BuyWrite ETF	13,890	232,380
iShares Global Infrastructure ETF	6,950	237,342
iShares Micro-Cap ETF	800	53,624
iShares MSCI EAFE Small-Cap ETF	5,130	229,978
iShares U.S. Oil & Gas Exploration & Production ETF	3,460	79,026

Total Equity		832,350

Fixed Income (17.3%)
iShares Floating Rate Bond ETF	29,960	1,460,251
iShares International Treasury Bond ETF	2,040	100,592
iShares JP Morgan USD Emerging Markets Bond ETF	18,650	1,803,082
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	28,870	680,177
Vanguard Short-Term Inflation-Protected Securities ETF	6,500	316,680
Vanguard Total International Bond ETF	29,870	1,680,486

Total Fixed Income		6,041,268

Specialty (0.8%)
Invesco DB G10 Currency Harvest Fund	12,470	276,530

Total Exchange Traded Funds (21.5%) (Cost $8,277,883)		7,485,658

INVESTMENT COMPANIES:
Alternatives (12.3%)
1290 VT Convertible Securities Portfolio‡	227,945	2,331,774
1290 VT Energy Portfolio‡	45,580	128,523
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	60,603	602,082
1290 VT Natural Resources Portfolio‡	40,971	191,918
1290 VT Real Estate Portfolio‡	34,263	285,242
AQR Managed Futures Strategy Fund, Institutional Class	34,342	294,659
BlackRock Global Long/Short Credit Fund, Institutional Class	31,199	286,405
Franklin K2 Alternative Strategies Fund, Advisor Class	14,548	156,395

Total Alternatives		4,276,998

Equity (35.4%)
1290 VT GAMCO Small Company Value Portfolio‡	16,772	696,734
1290 VT Low Volatility Global Equity Portfolio‡	30,211	306,896
1290 VT Micro Cap Portfolio‡	35,921	273,698
1290 VT SmartBeta Equity Portfolio‡	24,565	288,364
EQ/AB Small Cap Growth Portfolio‡	50,596	708,036
EQ/BlackRock Basic Value Equity Portfolio‡	31,297	528,398
EQ/Capital Guardian Research Portfolio‡	60,652	1,285,615
EQ/ClearBridge Large Cap Growth Portfolio‡	54,982	639,510
EQ/Emerging Markets Equity PLUS Portfolio‡	88,902	655,136
EQ/International Equity Index Portfolio‡	223,498	1,648,208
EQ/Invesco Comstock Portfolio‡	58,066	702,589
EQ/Janus Enterprise Portfolio‡	61,600	1,003,363
EQ/MFS International Growth Portfolio‡	146,304	977,124
EQ/T. Rowe Price Growth Stock Portfolio*‡	13,945	666,902
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	43,858	224,990
MSIF Frontier Markets Portfolio, Institutional Class	20,573	246,051
Multimanager Mid Cap Value Portfolio‡	91,602	942,655
Templeton Emerging Markets Small Cap Fund, Advisor Class	27,397	241,091
Templeton Global Smaller Companies Fund, Advisor Class	48,315	326,609

Total Equity		12,361,969

Fixed Income (30.3%)
1290 VT High Yield Bond Portfolio‡	131,908	1,137,697
Eaton Vance Floating-Rate Fund, Institutional Class	74,044	570,876
EQ/Core Bond Index Portfolio‡	2,206	22,789
EQ/Global Bond PLUS Portfolio‡	185,523	1,744,342
EQ/Intermediate Government Bond Portfolio‡	159,936	1,726,952
EQ/PIMCO Global Real Return Portfolio‡	160,180	1,588,112
EQ/PIMCO Ultra Short Bond Portfolio‡	179,188	1,720,796
Multimanager Core Bond Portfolio‡	179,008	1,789,938
PIMCO International Bond Fund Unhedged, Institutional Class	29,831	263,406

Total Fixed Income		10,564,908

Total Investment Companies (78.0%) (Cost $29,849,759)		27,203,875

Total Investments in Securities (99.5%) (Cost $38,127,642)		34,689,533
Other Assets Less Liabilities (0.5%)		164,891

Net Assets (100%)		$34,854,424

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	227,945	2,683,166	183,594	(199,226)	2,127	(337,887)	2,331,774	—	—
1290 VT Energy Portfolio	45,580	164,481	55,164	(9,575)	(278)	(81,269)	128,523	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	60,603	622,130	138,061	(38,301)	(424)	(119,384)	602,082	—	—
1290 VT Natural Resources Portfolio	40,971	155,806	94,416	(9,575)	(28)	(48,701)	191,918	—	—
1290 VT Real Estate Portfolio	34,263	356,175	46,831	(19,150)	(147)	(98,467)	285,242	—	—
Equity
1290 VT GAMCO Small Company Value Portfolio	16,772	747,016	239,242	(83,488)	107	(206,143)	696,734	—	—
1290 VT Low Volatility Global Equity Portfolio	30,211	391,271	17,912	(23,938)	(58)	(78,291)	306,896	—	—
1290 VT Micro Cap Portfolio	35,921	280,690	79,748	(14,363)	(44)	(72,333)	273,698	—	—
1290 VT SmartBeta Equity Portfolio	24,565	359,146	17,912	(23,938)	219	(64,975)	288,364	—	—
EQ/AB Small Cap Growth Portfolio	50,596	702,028	202,742	(43,088)	(77)	(153,569)	708,036	—	—
EQ/BlackRock Basic Value Equity Portfolio	31,297	742,044	32,244	(43,088)	(140)	(202,662)	528,398	—	—
EQ/Capital Guardian Research Portfolio	60,652	1,438,653	238,985	(126,576)	15	(265,462)	1,285,615	—	—
EQ/ClearBridge Large Cap Growth Portfolio	54,982	755,956	68,742	(83,488)	(980)	(100,720)	639,510	—	—
EQ/Emerging Markets Equity PLUS Portfolio	88,902	733,905	151,993	(43,088)	(55)	(187,619)	655,136	—	—
EQ/International Equity Index Portfolio	223,498	1,802,267	445,397	(150,514)	7	(448,949)	1,648,208	—	—
EQ/Invesco Comstock Portfolio	58,066	719,554	261,744	(43,088)	44	(235,665)	702,589	—	—
EQ/Janus Enterprise Portfolio	61,600	1,104,460	279,405	(107,426)	430	(273,506)	1,003,363	—	—
EQ/MFS International Growth Portfolio	146,304	1,119,286	152,072	(102,638)	448	(192,044)	977,124	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	13,945	754,297	97,243	(83,488)	4,103	(105,253)	666,902	—	—
Multimanager Mid Cap Value Portfolio	91,602	1,075,726	290,071	(62,238)	19	(360,923)	942,655	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	131,908	1,402,964	104,886	(224,176)	(16,559)	(129,418)	1,137,697	—	—
EQ/Core Bond Index Portfolio	2,206	22,235	—	2	— #	552	22,789	—	—
EQ/Global Bond PLUS Portfolio	185,523	2,214,727	140,711	(627,052)	682	15,274	1,744,342	—	—
EQ/Intermediate Government Bond Portfolio	159,936	2,183,719	140,712	(682,052)	12,701	71,872	1,726,952	—	—
EQ/PIMCO Global Real Return Portfolio	160,180	1,865,583	126,380	(404,902)	(252)	1,303	1,588,112	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	179,188	2,195,099	140,711	(562,302)	(8,808)	(43,904)	1,720,796	—	—
Multimanager Core Bond Portfolio	179,008	2,223,082	113,971	(556,340)	3,722	5,503	1,789,938	13,730	—

Total		28,815,466	3,860,889	(4,367,096)	(3,226)	(3,712,640)	24,593,393	13,730	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,485,658	$—	$—	$7,485,658
Investment Companies
Investment Companies	2,610,482	24,593,393	—	27,203,875

Total Assets	$10,096,140	$24,593,393	$—	$34,689,533

Total Liabilities	$—	$—	$—	$—

Total	$10,096,140	$24,593,393	$—	$34,689,533

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$384,195
Aggregate gross unrealized depreciation	(3,790,795)

Net unrealized depreciation	$(3,406,600)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$38,096,133

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (1.8%)
Invesco DB Base Metals Fund	6,660	$82,251
Invesco DB Commodity Index Tracking Fund	13,750	154,687
Invesco DB Gold Fund	6,130	285,658
Invesco DB Silver Fund	1,350	27,311

Total Commodity		549,907

Equity (3.8%)
Invesco S&P 500 BuyWrite ETF	17,580	294,113
iShares Global Infrastructure ETF	8,680	296,422
iShares Micro-Cap ETF	940	63,008
iShares MSCI EAFE Small-Cap ETF	8,220	368,503
iShares U.S. Oil & Gas Exploration & Production ETF	5,770	131,787

Total Equity		1,153,833

Fixed Income (13.3%)
iShares Floating Rate Bond ETF	22,370	1,090,314
iShares International Treasury Bond ETF	1,730	85,306
iShares JP Morgan USD Emerging Markets Bond ETF	11,970	1,157,260
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	17,450	411,122
Vanguard Short-Term Inflation-Protected Securities ETF	4,250	207,060
Vanguard Total International Bond ETF	19,450	1,094,257

Total Fixed Income		4,045,319

Specialty (1.0%)
Invesco DB G10 Currency Harvest Fund	14,365	318,552

Total Exchange Traded Funds (19.9%) (Cost $6,820,444)		6,067,611

INVESTMENT COMPANIES:
Alternatives (13.3%)
1290 VT Convertible Securities Portfolio‡	159,572	1,632,352
1290 VT Energy Portfolio‡	65,395	184,396
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	64,801	643,792
1290 VT Natural Resources Portfolio‡	55,554	260,227
1290 VT Real Estate Portfolio‡	47,740	397,441
AQR Managed Futures Strategy Fund, Institutional Class	43,272	371,272
BlackRock Global Long/Short Credit Fund, Institutional Class	44,555	409,019
Franklin K2 Alternative Strategies Fund, Advisor Class	14,447	155,308

Total Alternatives		4,053,807

Equity (44.9%)
1290 VT GAMCO Small Company Value Portfolio‡	17,908	743,927
1290 VT Low Volatility Global Equity Portfolio‡	33,924	344,618
1290 VT Micro Cap Portfolio‡	40,558	309,034
1290 VT SmartBeta Equity Portfolio‡	28,816	338,267
EQ/AB Small Cap Growth Portfolio‡	55,235	772,953
EQ/BlackRock Basic Value Equity Portfolio‡	35,374	597,227
EQ/Capital Guardian Research Portfolio‡	66,539	1,410,413
EQ/ClearBridge Large Cap Growth Portfolio‡	59,747	694,929
EQ/Emerging Markets Equity PLUS Portfolio‡	98,390	725,052
EQ/International Equity Index Portfolio‡	250,002	1,843,663
EQ/Invesco Comstock Portfolio‡	63,557	769,041
EQ/Janus Enterprise Portfolio‡	68,182	1,110,563
EQ/MFS International Growth Portfolio‡	160,364	1,071,025
EQ/T. Rowe Price Growth Stock Portfolio*‡	14,868	711,046
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	71,842	368,548
MSIF Frontier Markets Portfolio, Institutional Class	23,960	286,561
Multimanager Mid Cap Value Portfolio‡	103,410	1,064,168
Templeton Emerging Markets Small Cap Fund, Advisor Class	32,806	288,696
Templeton Global Smaller Companies Fund, Advisor Class	38,911	263,035

Total Equity		13,712,766

Fixed Income (21.4%)
1290 VT High Yield Bond Portfolio‡	82,694	713,226
Eaton Vance Floating-Rate Fund, Institutional Class	24,222	186,751
EQ/Core Bond Index Portfolio‡	1,544	15,952
EQ/Global Bond PLUS Portfolio‡	120,070	1,128,934
EQ/Intermediate Government Bond Portfolio‡	100,346	1,083,517
EQ/PIMCO Global Real Return Portfolio‡	101,665	1,007,957
EQ/PIMCO Ultra Short Bond Portfolio‡	112,834	1,083,576
Multimanager Core Bond Portfolio‡	114,394	1,143,850
PIMCO International Bond Fund Unhedged, Institutional Class	20,568	181,611

Total Fixed Income		6,545,374

Total Investment Companies (79.6%) (Cost $27,188,397)		24,311,947

Total Investments in Securities (99.5%) (Cost $34,008,841)		30,379,558
Other Assets Less Liabilities (0.5%)		156,383

Net Assets (100%)		$30,535,941

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	159,572	1,860,248	120,584	(100,279)	521	(248,722)	1,632,352	—	—
1290 VT Energy Portfolio	65,395	220,659	96,754	(7,532)	(819)	(124,666)	184,396	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	64,801	702,662	109,177	(25,107)	(519)	(142,421)	643,792	—	—
1290 VT Natural Resources Portfolio	55,554	202,170	133,914	(7,532)	(131)	(68,194)	260,227	—	—
1290 VT Real Estate Portfolio	47,740	463,734	83,426	(15,064)	(140)	(134,515)	397,441	—	—
Equity
1290 VT GAMCO Small Company Value Portfolio	17,908	816,327	231,016	(62,618)	(191)	(240,607)	743,927	—	—
1290 VT Low Volatility Global Equity Portfolio	33,924	420,570	27,827	(15,064)	17	(88,732)	344,618	—	—
1290 VT Micro Cap Portfolio	40,558	329,302	83,189	(12,554)	40	(90,943)	309,034	—	—
1290 VT SmartBeta Equity Portfolio	28,816	437,347	27,828	(50,064)	1,619	(78,463)	338,267	—	—
EQ/AB Small Cap Growth Portfolio	55,235	786,598	198,816	(27,618)	(465)	(184,378)	772,953	—	—
EQ/BlackRock Basic Value Equity Portfolio	35,374	801,978	55,654	(30,129)	(394)	(229,882)	597,227	—	—
EQ/Capital Guardian Research Portfolio	66,539	1,618,590	196,870	(92,747)	(1,209)	(311,091)	1,410,413	—	—
EQ/ClearBridge Large Cap Growth Portfolio	59,747	828,678	55,655	(65,129)	(521)	(123,754)	694,929	—	—
EQ/Emerging Markets Equity PLUS Portfolio	98,390	828,276	171,016	(62,618)	(339)	(211,283)	725,052	—	—
EQ/International Equity Index Portfolio	250,002	1,996,554	472,152	(106,754)	(1,030)	(517,259)	1,843,663	—	—
EQ/Invesco Comstock Portfolio	63,557	795,807	271,554	(30,129)	97	(268,288)	769,041	—	—
EQ/Janus Enterprise Portfolio	68,182	1,209,602	289,041	(77,682)	725	(311,123)	1,110,563	—	—
EQ/MFS International Growth Portfolio	160,364	1,202,183	173,443	(77,682)	(115)	(226,804)	1,071,025	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	14,868	811,569	83,454	(65,129)	2,316	(121,164)	711,046	—	—
Multimanager Mid Cap Value Portfolio	103,410	1,208,342	319,243	(42,682)	(744)	(419,991)	1,064,168	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	82,694	903,342	95,292	(184,840)	(14,316)	(86,252)	713,226	—	—
EQ/Core Bond Index Portfolio	1,544	15,564	—	—	—	388	15,952	—	—
EQ/Global Bond PLUS Portfolio	120,070	1,390,668	127,756	(401,315)	327	11,498	1,128,934	—	—
EQ/Intermediate Government Bond Portfolio	100,346	1,371,587	127,758	(470,615)	10,872	43,915	1,083,517	—	—
EQ/PIMCO Global Real Return Portfolio	101,665	1,169,442	113,843	(273,582)	773	(2,519)	1,007,957	—	—
EQ/PIMCO Ultra Short Bond Portfolio	112,834	1,380,605	162,757	(424,515)	(7,122)	(28,149)	1,083,576	—	—
Multimanager Core Bond Portfolio	114,394	1,385,385	139,049	(386,565)	3,150	2,831	1,143,850	8,990	—

Total		25,157,789	3,967,068	(3,115,545)	(7,598)	(4,200,568)	21,801,146	8,990	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,067,611	$—	$—	$6,067,611
Investment Companies
Investment Companies	2,510,801	21,801,146	—	24,311,947

Total Assets	$8,578,412	$21,801,146	$—	$30,379,558

Total Liabilities	$—	$—	$—	$—

Total	$8,578,412	$21,801,146	$—	$30,379,558

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,583
Aggregate gross unrealized depreciation	(3,962,650)

Net unrealized depreciation	$(3,603,067)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,982,625

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (2.9%)
Invesco DB Base Metals Fund	7,280	$89,908
Invesco DB Commodity Index Tracking Fund	16,450	185,062
Invesco DB Gold Fund	5,645	263,057
Invesco DB Silver Fund	1,530	30,952

Total Commodity		568,979

Equity (5.3%)
Invesco S&P 500 BuyWrite ETF	14,080	235,558
iShares Global Infrastructure ETF	11,070	378,041
iShares Micro-Cap ETF	770	51,613
iShares MSCI EAFE Small-Cap ETF	4,680	209,804
iShares U.S. Oil & Gas Exploration & Production ETF	8,140	185,918

Total Equity		1,060,934

Fixed Income (8.2%)
iShares Floating Rate Bond ETF	8,360	407,466
iShares International Treasury Bond ETF	1,060	52,269
iShares JP Morgan USD Emerging Markets Bond ETF	5,570	538,508
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,570	178,349
Vanguard Short-Term Inflation-Protected Securities ETF	1,650	80,388
Vanguard Total International Bond ETF	6,880	387,069

Total Fixed Income		1,644,049

Specialty (1.6%)
Invesco DB G10 Currency Harvest Fund	14,250	316,002

Total Exchange Traded Funds (18.0%) (Cost $4,428,970)		3,589,964

INVESTMENT COMPANIES:
Alternatives (13.8%)
1290 VT Convertible Securities Portfolio‡	80,453	823,001
1290 VT Energy Portfolio‡	86,241	243,175
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	30,348	301,501
1290 VT Natural Resources Portfolio‡	71,032	332,729
1290 VT Real Estate Portfolio‡	58,145	484,069
AQR Managed Futures Strategy Fund, Institutional Class	28,206	242,005
BlackRock Global Long/Short Credit Fund, Institutional Class	24,395	223,943
Franklin K2 Alternative Strategies Fund, Advisor Class	9,578	102,965

Total Alternatives		2,753,388

Equity (54.8%)
1290 VT GAMCO Small Company Value Portfolio‡	14,039	583,189
1290 VT Low Volatility Global Equity Portfolio‡	27,851	282,918
1290 VT Micro Cap Portfolio‡	32,019	243,967
1290 VT SmartBeta Equity Portfolio‡	23,749	278,784
EQ/AB Small Cap Growth Portfolio‡	41,115	575,362
EQ/BlackRock Basic Value Equity Portfolio‡	29,278	494,308
EQ/Capital Guardian Research Portfolio‡	52,724	1,117,567
EQ/ClearBridge Large Cap Growth Portfolio‡	49,368	574,207
EQ/Emerging Markets Equity PLUS Portfolio‡	77,819	573,463
EQ/International Equity Index Portfolio‡	199,130	1,468,497
EQ/Invesco Comstock Portfolio‡	51,289	620,597
EQ/Janus Enterprise Portfolio‡	53,447	870,565
EQ/MFS International Growth Portfolio‡	127,294	850,156
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,108	579,075
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	33,802	173,406
MSIF Frontier Markets Portfolio, Institutional Class	20,460	244,707
Multimanager Mid Cap Value Portfolio‡	83,113	855,295
Templeton Emerging Markets Small Cap Fund, Advisor Class	25,831	227,314
Templeton Global Smaller Companies Fund, Advisor Class	46,888	316,965

Total Equity		10,930,342

Fixed Income (13.0%)
1290 VT High Yield Bond Portfolio‡	33,880	292,216
Eaton Vance Floating-Rate Fund, Institutional Class	11,609	89,508
EQ/Core Bond Index Portfolio‡	815	8,424
EQ/Global Bond PLUS Portfolio‡	47,377	445,456
EQ/Intermediate Government Bond Portfolio‡	40,883	441,442
EQ/PIMCO Global Real Return Portfolio‡	38,940	386,069
EQ/PIMCO Ultra Short Bond Portfolio‡	44,000	422,541
Multimanager Core Bond Portfolio‡	44,050	440,460
PIMCO International Bond Fund Unhedged, Institutional Class	7,630	67,370

Total Fixed Income		2,593,486

Total Investment Companies (81.6%) (Cost $19,446,463)		16,277,216

Total Investments in Securities (99.6%) (Cost $23,875,433)		19,867,180
Other Assets Less Liabilities (0.4%)		72,487

Net Assets (100%)		$19,939,667

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	80,453	1,121,358	24,128	(175,193)	(4,607)	(142,685)	823,001	—	—
1290 VT Energy Portfolio	86,241	372,631	102,065	(35,942)	(2,611)	(192,968)	243,175	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	30,348	409,898	9,651	(41,077)	(8,309)	(68,662)	301,501	—	—
1290 VT Natural Resources Portfolio	71,032	373,998	126,645	(35,942)	914	(132,886)	332,729	—	—
1290 VT Real Estate Portfolio	58,145	659,854	72,078	(61,616)	(11,485)	(174,762)	484,069	—	—
Equity
1290 VT GAMCO Small Company Value Portfolio	14,039	748,654	131,489	(71,885)	(2,598)	(222,471)	583,189	—	—
1290 VT Low Volatility Global Equity Portfolio	27,851	390,287	8,444	(35,942)	(911)	(78,960)	282,918	—	—
1290 VT Micro Cap Portfolio	32,019	320,743	37,111	(25,673)	(4,288)	(83,926)	243,967	—	—
1290 VT SmartBeta Equity Portfolio	23,749	403,026	8,445	(62,842)	983	(70,828)	278,784	—	—
EQ/AB Small Cap Growth Portfolio	41,115	757,336	66,691	(71,885)	(8,214)	(168,566)	575,362	—	—
EQ/BlackRock Basic Value Equity Portfolio	29,278	762,331	16,890	(71,885)	(10,084)	(202,944)	494,308	—	—
EQ/Capital Guardian Research Portfolio,	52,724	1,528,955	47,573	(179,035)	422	(280,348)	1,117,567	—	—
EQ/ClearBridge Large Cap Growth Portfolio	49,368	768,576	16,891	(98,785)	690	(113,165)	574,207	—	—
EQ/Emerging Markets Equity PLUS Portfolio	77,819	761,538	100,890	(98,785)	839	(191,019)	573,463	—	—
EQ/International Equity Index Portfolio	199,130	1,858,921	265,405	(176,545)	(12,226)	(467,058)	1,468,497	—	—
EQ/Invesco Comstock Portfolio	51,289	742,359	189,489	(71,885)	(1,493)	(237,873)	620,597	—	—
EQ/Janus Enterprise Portfolio	53,447	1,130,503	152,628	(129,593)	379	(283,352)	870,565	—	—
EQ/MFS International Growth Portfolio	127,294	1,140,575	46,927	(129,593)	(2,782)	(204,971)	850,156	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	12,108	770,879	16,891	(98,785)	(125)	(109,785)	579,075	—	—
Multimanager Mid Cap Value Portfolio	83,113	1,114,643	216,328	(102,693)	(9,042)	(363,941)	855,295	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	33,880	441,657	36,551	(136,477)	(15,672)	(33,843)	292,216	—	—
EQ/Core Bond Index Portfolio	815	8,219	—	—	—	205	8,424	—	—
EQ/Global Bond PLUS Portfolio	47,377	672,443	14,477	(246,016)	562	3,990	445,456	—	—
EQ/Intermediate Government Bond Portfolio	40,883	661,445	68,278	(315,016)	6,306	20,429	441,442	—	—
EQ/PIMCO Global Real Return Portfolio	38,940	558,048	38,964	(208,746)	(1,534)	(663)	386,069	—	—
EQ/PIMCO Ultra Short Bond Portfolio	44,000	666,240	68,277	(295,816)	(6,828)	(9,332)	422,541	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	44,050	668,187	32,332	(262,550)	1,827	665	440,461	4,048	—

Total		19,813,304	1,915,538	(3,240,202)	(89,887)	(3,809,719)	14,589,034	4,048	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,589,964	$—	$—	$3,589,964
Investment Companies
Investment Companies	1,688,183	14,589,033	—	16,277,216

Total Assets	$5,278,147	$14,589,033	$—	$19,867,180

Total Liabilities	$—	$—	$—	$—

Total	$5,278,147	$14,589,033	$—	$19,867,180

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,743
Aggregate gross unrealized depreciation	(4,135,557)

Net unrealized depreciation	$(3,956,814)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,823,994

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (4.7%)
Invesco DB Base Metals Fund	5,910	$72,988
Invesco DB Commodity Index Tracking Fund	14,180	159,525
Invesco DB Gold Fund	6,760	315,016
Invesco DB Silver Fund	2,060	41,674

Total Commodity		589,203

Equity (7.1%)
Invesco S&P 500 BuyWrite ETF	11,070	185,201
iShares Global Infrastructure ETF	9,180	313,497
iShares Micro-Cap ETF	810	54,294
iShares MSCI EAFE Small-Cap ETF	2,430	108,937
iShares U.S. Oil & Gas Exploration & Production ETF	9,750	222,690

Total Equity		884,619

Fixed Income (3.7%)
iShares Floating Rate Bond ETF	2,270	110,640
iShares International Treasury Bond ETF	160	7,889
iShares JP Morgan USD Emerging Markets Bond ETF	1,460	141,153
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,080	49,005
Vanguard Short-Term Inflation-Protected Securities ETF	430	20,950
Vanguard Total International Bond ETF	2,270	127,710

Total Fixed Income		457,347

Specialty (1.1%)
Invesco DB G10 Currency Harvest Fund	6,485	143,809

Total Exchange Traded Funds (16.6%) (Cost $2,649,876)		2,074,978

INVESTMENT COMPANIES:
Alternatives (14.3%)
1290 VT Convertible Securities Portfolio‡	36,433	372,693
1290 VT Energy Portfolio‡	81,006	228,414
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	14,148	140,560
1290 VT Natural Resources Portfolio‡	63,736	298,554
1290 VT Real Estate Portfolio‡	54,399	452,877
AQR Managed Futures Strategy Fund, Institutional Class	15,960	136,934
BlackRock Global Long/Short Credit Fund, Institutional Class	8,321	76,386
Franklin K2 Alternative Strategies Fund, Advisor Class	7,562	81,294

Total Alternatives		1,787,712

Equity (63.5%)
1290 VT GAMCO Small Company Value Portfolio‡	9,925	412,271
1290 VT Low Volatility Global Equity Portfolio‡	20,818	211,476
1290 VT Micro Cap Portfolio‡	20,838	158,778
1290 VT SmartBeta Equity Portfolio‡	19,091	224,109
EQ/AB Small Cap Growth Portfolio‡	28,871	404,017
EQ/BlackRock Basic Value Equity Portfolio‡	22,892	386,486
EQ/Capital Guardian Research Portfolio‡	40,185	851,792
EQ/ClearBridge Large Cap Growth Portfolio‡	38,104	443,201
EQ/Emerging Markets Equity PLUS Portfolio‡	52,723	388,526
EQ/International Equity Index Portfolio‡	140,016	1,032,562
EQ/Invesco Comstock Portfolio‡	34,363	415,790
EQ/Janus Enterprise Portfolio‡	38,041	619,616
EQ/MFS International Growth Portfolio‡	94,185	629,037
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,332	446,311
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	9,469	48,578
MSIF Frontier Markets Portfolio, Institutional Class	14,955	178,864
Multimanager Mid Cap Value Portfolio‡	58,606	603,099
Templeton Emerging Markets Small Cap Fund, Advisor Class	20,238	178,092
Templeton Global Smaller Companies Fund, Advisor Class	41,174	278,338

Total Equity		7,910,943

Fixed Income (5.1%)
1290 VT High Yield Bond Portfolio‡	8,648	74,590
Eaton Vance Floating-Rate Fund, Institutional Class	3,844	29,636
EQ/Global Bond PLUS Portfolio‡	11,217	105,470
EQ/Intermediate Government Bond Portfolio‡	9,746	105,232
EQ/PIMCO Global Real Return Portfolio‡	9,473	93,924
EQ/PIMCO Ultra Short Bond Portfolio‡	10,491	100,750
Multimanager Core Bond Portfolio‡	10,677	106,764
PIMCO International Bond Fund Unhedged, Institutional Class	2,702	23,862

Total Fixed Income		640,228

Total Investment Companies (82.9%) (Cost $12,471,536)		10,338,883

Total Investments in Securities (99.5%) (Cost $15,121,412)		12,413,861
Other Assets Less Liabilities (0.5%)		52,119

Net Assets (100%)		$12,465,980

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	36,433	438,870	45,921	(60,019)	338	(52,417)	372,693	—	—
1290 VT Energy Portfolio	81,006	324,522	82,951	(15,156)	(1,511)	(162,392)	228,414	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	14,148	145,530	30,999	(7,578)	(266)	(28,125)	140,560	—	—
1290 VT Natural Resources Portfolio	63,736	314,182	104,852	(15,156)	(1,874)	(103,450)	298,554	—	—
1290 VT Real Estate Portfolio	54,399	527,292	93,442	(27,282)	(112)	(140,463)	452,877	—	—
Equity
1290 VT GAMCO Small Company Value Portfolio	9,925	478,309	94,280	(24,250)	(105)	(135,963)	412,271	—	—
1290 VT Low Volatility Global Equity Portfolio	20,818	243,623	26,240	(12,125)	27	(46,289)	211,476	—	—
1290 VT Micro Cap Portfolio	20,838	199,522	19,681	(9,094)	(43)	(51,288)	158,778	—	—
1290 VT SmartBeta Equity Portfolio	19,091	253,158	26,241	(12,125)	38	(43,203)	224,109	—	—
EQ/AB Small Cap Growth Portfolio	28,871	492,445	52,481	(38,850)	71	(102,130)	404,017	—	—
EQ/BlackRock Basic Value Equity Portfolio	22,892	484,809	52,481	(24,250)	(286)	(126,268)	386,486	—	—
EQ/Capital Guardian Research Portfolio	40,185	962,701	101,684	(46,985)	(507)	(165,101)	851,792	—	—
EQ/ClearBridge Large Cap Growth Portfolio	38,104	495,087	52,480	(38,850)	(29)	(65,487)	443,201	—	—
EQ/Emerging Markets Equity PLUS Portfolio	52,723	494,472	52,481	(38,850)	(243)	(119,334)	388,526	—	—
EQ/International Equity Index Portfolio	140,016	1,186,648	176,848	(60,779)	(694)	(269,461)	1,032,562	—	—
EQ/Invesco Comstock Portfolio	34,363	479,647	102,081	(24,250)	55	(141,743)	415,790	—	—
EQ/Janus Enterprise Portfolio	38,041	719,162	105,143	(34,860)	109	(169,938)	619,616	—	—
EQ/MFS International Growth Portfolio	94,185	712,551	75,442	(34,860)	47	(124,143)	629,037	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	9,332	495,501	52,481	(38,850)	1,421	(64,242)	446,311	—	—
Multimanager Mid Cap Value Portfolio	58,606	719,997	139,242	(34,860)	(329)	(220,951)	603,099	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	8,648	87,355	9,840	(14,447)	249	(8,407)	74,590	—	—
EQ/Global Bond PLUS Portfolio	11,217	145,897	16,400	(57,628)	(46)	847	105,470	—	—
EQ/Intermediate Government Bond Portfolio	9,746	144,874	16,400	(61,478)	666	4,770	105,232	—	—
EQ/PIMCO Global Real Return Portfolio	9,473	113,840	27,721	(46,213)	(1,034)	(390)	93,924	—	—
EQ/PIMCO Ultra Short Bond Portfolio	10,491	149,355	16,400	(61,478)	(1,417)	(2,110)	100,750	—	—
Multimanager Core Bond Portfolio	10,677	139,082	31,699	(64,978)	499	462	106,764	916	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Total		10,948,431	1,605,911	(905,251)	(4,976)	(2,337,216)	9,306,899	916	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,074,978	$—	$—	$2,074,978
Investment Companies
Investment Companies	1,031,984	9,306,899	—	10,338,883

Total Assets	$3,106,962	$9,306,899	$—	$12,413,861

Total Liabilities	$—	$—	$—	$—

Total	$3,106,962	$9,306,899	$—	$12,413,861

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,923
Aggregate gross unrealized depreciation	(2,780,623)

Net unrealized depreciation	$(2,686,700)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,100,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (100.0%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,428,948	$13,849,610
1290 VT High Yield Bond Portfolio‡	1,886,243	16,268,714
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	716,173	6,660,409
EQ/Core Bond Index Portfolio‡	8,014,786	82,799,431
EQ/PIMCO Global Real Return Portfolio‡	864,583	8,571,940
EQ/Quality Bond PLUS Portfolio‡	4,599,574	41,416,412
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	319,592	4,023,661

Total Investments in Securities (100.0%) (Cost $173,109,173)		173,590,177
Other Assets Less Liabilities (0.0%)		(1,017)

Net Assets (100%)		$173,589,160

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	1,428,948	14,477,224	—	—	—	(627,614)	13,849,610	—	—
1290 VT High Yield Bond Portfolio	1,886,243	18,267,312	97,911	(262,777)	(2,872)	(1,830,860)	16,268,714	—	—
EQ/Core Bond Index Portfolio	8,014,786	82,896,350	1,272,850	(3,416,105)	40,102	2,006,234	82,799,431	—	—
EQ/PIMCO Global Real Return Portfolio	864,583	8,748,246	97,911	(262,777)	3,178	(14,618)	8,571,940	—	—
EQ/Quality Bond PLUS Portfolio	4,599,574	40,524,930	391,645	(1,051,109)	13,672	1,537,274	41,416,412	—	—

Total		164,914,062	1,860,317	(4,992,768)	54,080	1,070,416	162,906,107	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,684,070	$162,906,107	$—	$173,590,177

Total Assets	$10,684,070	$162,906,107	$—	$173,590,177

Total Liabilities	$—	$—	$—	$—

Total	$10,684,070	$162,906,107	$—	$173,590,177

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,615,323
Aggregate gross unrealized depreciation	(5,053,058)

Net unrealized appreciation	$562,265

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,027,912

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT Micro Cap Portfolio‡	2,986,638	$22,756,650
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,141,469	59,170,647

Total Investments in Securities (100.0%) (Cost $90,104,501)		81,927,297
Other Assets Less Liabilities (0.0%)		(13,408)

Net Assets (100%)		$81,913,889

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Micro Cap Portfolio	2,986,638	32,837,909	106,959	(1,377,725)	(61,980)	(8,748,513)	22,756,650	—	—
EQ/Morgan Stanley Small Cap Growth
Portfolio	7,141,469	78,870,563	281,979	(3,632,184)	77,447	(16,427,158)	59,170,647	—	—

Total		111,708,472	388,938	(5,009,909)	15,467	(25,175,671)	81,927,297	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$81,927,297	$—	$81,927,297

Total Assets	$—	$81,927,297	$—	$81,927,297

Total Liabilities	$—	$—	$—	$—

Total	$—	$81,927,297	$—	$81,927,297

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,179,367)

Net unrealized depreciation	$(8,179,367)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$90,106,664

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (100.0%)
1290 VT GAMCO Small Company Value Portfolio‡	887,540	$36,868,825
1290 VT Small Cap Value Portfolio‡	9,641,025	64,079,664

Total Investments in Securities (100.0%) (Cost $123,186,268)		100,948,489
Other Assets Less Liabilities (0.0%)		7,581

Net Assets (100%)		$100,956,070

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT GAMCO Small Company Value Portfolio	887,540	55,038,194	16,900	(1,655,505)	(114,393)	(16,416,371)	36,868,825	—	—
1290 VT Small Cap Value Portfolio	9,641,025	106,383,357	33,547	(3,286,301)	(167,430)	(38,883,509)	64,079,664	—	—

Total		161,421,551	50,447	(4,941,806)	(281,823)	(55,299,880)	100,948,489	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$100,948,489	$—	$100,948,489

Total Assets	$—	$100,948,489	$—	$100,948,489

Total Liabilities	$—	$—	$—	$—

Total	$—	$100,948,489	$—	$100,948,489

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$641,674
Aggregate gross unrealized depreciation	(22,237,778)

Net unrealized depreciation	$(21,596,104)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,544,593

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (43.7%)
EQ/BlackRock Basic Value Equity Portfolio‡	47,129	$795,689
EQ/Emerging Markets Equity PLUS Portfolio‡	168,269	1,240,006
EQ/Equity 500 Index Portfolio‡	175,734	7,205,967
EQ/International Equity Index Portfolio‡	357,058	2,633,159
EQ/MFS International Growth Portfolio‡	292,774	1,955,351
EQ/Small Company Index Portfolio‡	156,771	1,191,983
Multimanager Aggressive Equity Portfolio‡	10,033	571,485
Multimanager Mid Cap Growth Portfolio*‡	105,444	893,938
Multimanager Mid Cap Value Portfolio‡	93,024	957,291

Total Equity		17,444,869

Fixed Income (56.4%)
1290 VT High Yield Bond Portfolio‡	363,641	3,136,375
EQ/Core Bond Index Portfolio‡	842,279	8,701,450
EQ/Global Bond PLUS Portfolio‡	363,581	3,418,495
EQ/PIMCO Ultra Short Bond Portfolio‡	287,356	2,759,567
EQ/Quality Bond PLUS Portfolio‡	504,443	4,542,203

Total Fixed Income		22,558,090

Total Investments in Securities (100.1%) (Cost $36,508,094)		40,002,959
Other Assets Less Liabilities (-0.1%)		(27,074)

Net Assets (100%)		$39,975,885

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	47,129	1,208,512	9,047	(97,940)	434	(324,364)	795,689	—	—
EQ/Emerging Markets Equity PLUS Portfolio	168,269	1,672,498	171,801	(196,101)	4,522	(412,714)	1,240,006	—	—
EQ/Equity 500 Index Portfolio	175,734	8,938,305	801,786	(923,961)	434,238	(2,044,401)	7,205,967	—	—
EQ/International Equity Index Portfolio	357,058	3,869,843	23,370	(338,011)	(17,275)	(904,768)	2,633,159	—	—
EQ/MFS International Growth Portfolio	292,774	1,232,854	1,075,308	(122,425)	(189)	(230,197)	1,955,351	—	—
EQ/Small Company Index Portfolio	156,771	1,503,515	367,538	(286,616)	1,824	(394,278)	1,191,983	—	—
Multimanager Aggressive Equity Portfolio	10,033	705,929	3,768	(40,808)	(187)	(97,217)	571,485	—	—
Multimanager Mid Cap Growth Portfolio*	105,444	879,565	255,276	(57,131)	1,641	(185,413)	893,938	—	—
Multimanager Mid Cap Value Portfolio	93,024	994,841	335,276	(57,131)	(4,845)	(310,850)	957,291	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	363,641	3,866,007	114,122	(463,172)	(15,957)	(364,625)	3,136,375	—	—
EQ/Core Bond Index Portfolio	842,279	10,345,113	351,340	(2,249,224)	59,466	194,755	8,701,450	—	—
EQ/Global Bond PLUS Portfolio	363,581	3,907,882	134,878	(656,334)	(13,329)	45,398	3,418,495	—	—
EQ/PIMCO Ultra Short Bond Portfolio	287,356	3,349,390	109,124	(620,172)	(11,693)	(67,082)	2,759,567	—	—
EQ/Quality Bond PLUS Portfolio	504,443	4,958,776	160,908	(767,627)	17,055	173,091	4,542,203	—	—

Total		47,433,030	3,913,542	(6,876,653)	455,705	(4,922,665)	40,002,959	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$40,002,959	$—	$40,002,959

Total Assets	$—	$40,002,959	$—	$40,002,959

Total Liabilities	$—	$—	$—	$—

Total	$—	$40,002,959	$—	$40,002,959

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,739,437
Aggregate gross unrealized depreciation	(2,271,033)

Net unrealized appreciation	$3,468,404

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,534,555

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (64.8%)
EQ/BlackRock Basic Value Equity Portfolio‡	188,947	$3,190,022
EQ/Emerging Markets Equity PLUS Portfolio‡	998,841	7,360,639
EQ/Equity 500 Index Portfolio‡	979,307	40,156,474
EQ/International Equity Index Portfolio‡	2,370,671	17,482,760
EQ/MFS International Growth Portfolio‡	1,343,568	8,973,298
EQ/Small Company Index Portfolio‡	1,280,195	9,733,761
Multimanager Aggressive Equity Portfolio‡	39,172	2,231,132
Multimanager Mid Cap Growth Portfolio*‡	355,921	3,017,459
Multimanager Mid Cap Value Portfolio‡	370,775	3,815,549

Total Equity		95,961,094

Fixed Income (35.1%)
1290 VT High Yield Bond Portfolio‡	1,021,882	8,813,655
EQ/Core Bond Index Portfolio‡	1,829,358	18,898,791
EQ/Global Bond PLUS Portfolio‡	839,441	7,892,675
EQ/PIMCO Ultra Short Bond Portfolio‡	662,971	6,366,705
EQ/Quality Bond PLUS Portfolio‡	1,119,073	10,076,579

Total Fixed Income		52,048,405

Total Investments in Securities (99.9%) (Cost $134,625,139)		148,009,499
Other Assets Less Liabilities (0.1%)		102,453

Net Assets (100%)		$148,111,952

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	188,947	4,491,101	79,614	(129,477)	(182)	(1,251,034)	3,190,022	—	—
EQ/Emerging Markets Equity PLUS Portfolio	998,841	8,733,471	1,262,485	(329,196)	1,387	(2,307,508)	7,360,639	—	—
EQ/Equity 500 Index Portfolio	979,307	51,194,858	1,136,537	(2,505,295)	135,815	(9,805,441)	40,156,474	—	—
EQ/International Equity Index Portfolio	2,370,671	20,835,362	2,591,839	(798,110)	(11,697)	(5,134,634)	17,482,760	—	—
EQ/MFS International Growth Portfolio	1,343,568	9,685,697	1,386,733	(289,115)	113	(1,810,130)	8,973,298	—	—
EQ/Small Company Index Portfolio	1,280,195	12,011,484	2,063,230	(828,955)	(2,459)	(3,509,539)	9,733,761	—	—
Multimanager Aggressive Equity Portfolio	39,172	2,628,882	36,747	(59,759)	(1,413)	(373,325)	2,231,132	—	—
Multimanager Mid Cap Growth Portfolio*	355,921	2,001,772	1,515,621	(49,799)	135	(450,270)	3,017,459	—	—
Multimanager Mid Cap Value Portfolio	370,775	3,142,371	1,743,373	(29,879)	826	(1,041,142)	3,815,549	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	1,021,882	10,258,823	505,858	(889,075)	(33,465)	(1,028,486)	8,813,655	—	—
EQ/Core Bond Index Portfolio	1,829,358	22,865,316	1,288,462	(5,817,909)	83,957	478,965	18,898,791	—	—
EQ/Global Bond PLUS Portfolio	839,441	9,012,140	482,486	(1,667,196)	(1,398)	66,643	7,892,675	—	—
EQ/PIMCO Ultra Short Bond Portfolio	662,971	7,601,323	427,485	(1,470,196)	(33,248)	(158,659)	6,366,705	—	—
EQ/Quality Bond PLUS Portfolio	1,119,073	10,842,924	599,231	(1,789,955)	28,568	395,811	10,076,579	—	—

Total		175,305,524	15,119,701	(16,653,916)	166,939	(25,928,749)	148,009,499	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$148,009,499	$—	$148,009,499

Total Assets	$—	$148,009,499	$—	$148,009,499

Total Liabilities	$—	$—	$—	$—

Total	$—	$148,009,499	$—	$148,009,499

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,141,334
Aggregate gross unrealized depreciation	(10,901,445)

Net unrealized appreciation	$13,239,889

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,769,610

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (78.9%)
EQ/BlackRock Basic Value Equity Portfolio‡	176,647	$2,982,347
EQ/Emerging Markets Equity PLUS Portfolio‡	995,760	7,337,939
EQ/Equity 500 Index Portfolio‡	1,180,961	48,425,287
EQ/International Equity Index Portfolio‡	2,439,756	17,992,240
EQ/MFS International Growth Portfolio‡	1,521,670	10,162,787
EQ/Small Company Index Portfolio‡	1,588,435	12,077,412
Multimanager Aggressive Equity Portfolio‡	28,771	1,638,717
Multimanager Mid Cap Growth Portfolio*‡	216,904	1,838,886
Multimanager Mid Cap Value Portfolio‡	210,242	2,163,545

Total Equity		104,619,160

Fixed Income (21.3%)
1290 VT High Yield Bond Portfolio‡	597,248	5,151,220
EQ/Core Bond Index Portfolio‡	948,811	9,802,011
EQ/Global Bond PLUS Portfolio‡	455,177	4,279,711
EQ/PIMCO Ultra Short Bond Portfolio‡	347,113	3,333,432
EQ/Quality Bond PLUS Portfolio‡	624,115	5,619,784

Total Fixed Income		28,186,158

Total Investments in Securities (100.2%) (Cost $121,894,187)		132,805,318
Other Assets Less Liabilities (-0.2%)		(224,359)

Net Assets (100%)		$132,580,959

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	176,647	4,181,765	155,582	(192,191)	(2,327)	(1,160,482)	2,982,347	—	—
EQ/Emerging Markets Equity PLUS Portfolio	995,760	8,750,154	1,613,925	(764,263)	15,099	(2,276,976)	7,337,939	—	—
EQ/Equity 500 Index Portfolio	1,180,961	62,883,907	1,400,240	(3,939,722)	24,698	(11,943,836)	48,425,287	—	—
EQ/International Equity Index Portfolio	2,439,756	21,781,690	2,354,539	(672,670)	(5,469)	(5,465,850)	17,992,240	—	—
EQ/MFS International Growth Portfolio	1,521,670	11,498,893	1,142,821	(312,311)	(120)	(2,166,496)	10,162,787	—	—
EQ/Small Company Index Portfolio	1,588,435	14,294,140	2,742,337	(520,419)	(229)	(4,438,417)	12,077,412	—	—
Multimanager Aggressive Equity Portfolio	28,771	2,198,053	87,516	(358,108)	(4,259)	(284,485)	1,638,717	—	—
Multimanager Mid Cap Growth Portfolio*	216,904	1,521,656	698,896	(48,048)	(51)	(333,567)	1,838,886	—	—
Multimanager Mid Cap Value Portfolio	210,242	1,945,560	879,447	(24,024)	58	(637,496)	2,163,545	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	597,248	5,895,341	411,134	(532,167)	(25,459)	(597,629)	5,151,220	—	—
EQ/Core Bond Index Portfolio	948,811	12,476,626	900,890	(3,876,395)	42,915	257,975	9,802,011	—	—
EQ/Global Bond PLUS Portfolio	455,177	4,959,247	351,688	(1,064,144)	(401)	33,321	4,279,711	—	—
EQ/PIMCO Ultra Short Bond Portfolio	347,113	4,060,466	316,410	(939,155)	(20,849)	(83,440)	3,333,432	—	—
EQ/Quality Bond PLUS Portfolio	624,115	6,108,720	416,133	(1,143,167)	18,365	219,733	5,619,784	—	—

Total		162,556,218	13,471,558	(14,386,784)	41,971	(28,877,645)	132,805,318	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$132,805,318	$—	$132,805,318

Total Assets	$—	$132,805,318	$—	$132,805,318

Total Liabilities	$—	$—	$—	$—

Total	$—	$132,805,318	$—	$132,805,318

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,372,912
Aggregate gross unrealized depreciation	(11,572,871)

Net unrealized appreciation	$10,800,041

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,005,277

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (88.1%)
EQ/BlackRock Basic Value Equity Portfolio‡	177,780	$3,001,477
EQ/Emerging Markets Equity PLUS Portfolio‡	820,478	6,046,250
EQ/Equity 500 Index Portfolio‡	1,080,081	44,288,693
EQ/International Equity Index Portfolio‡	2,094,668	15,447,353
EQ/MFS International Growth Portfolio‡	1,311,462	8,758,867
EQ/Small Company Index Portfolio‡	1,380,031	10,492,851
Multimanager Aggressive Equity Portfolio‡	25,013	1,424,661
Multimanager Mid Cap Growth Portfolio*‡	163,717	1,387,977
Multimanager Mid Cap Value Portfolio‡	176,605	1,817,399

Total Equity		92,665,528

Fixed Income (11.9%)
1290 VT High Yield Bond Portfolio‡	327,428	2,824,047
EQ/Core Bond Index Portfolio‡	399,533	4,127,514
EQ/Global Bond PLUS Portfolio‡	178,785	1,680,990
EQ/PIMCO Ultra Short Bond Portfolio‡	149,574	1,436,399
EQ/Quality Bond PLUS Portfolio‡	276,545	2,490,123

Total Fixed Income		12,559,073

Total Investments in Securities (100.0%) (Cost $100,022,582)		105,224,601
Other Assets Less Liabilities (0.0%)		5,538

Net Assets (100%)		$105,230,139

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	177,780	4,070,401	122,405	(30,795)	(172)	(1,160,362)	3,001,477	—	—
EQ/Emerging Markets Equity PLUS Portfolio	820,478	7,579,970	722,807	(213,475)	424	(2,043,476)	6,046,250	—	—
EQ/Equity 500 Index Portfolio	1,080,081	56,363,686	1,152,038	(2,329,835)	14,341	(10,911,537)	44,288,693	—	—
EQ/International Equity Index Portfolio	2,094,668	19,389,266	1,142,016	(108,688)	(447)	(4,974,794)	15,447,353	—	—
EQ/MFS International Growth Portfolio	1,311,462	10,110,607	652,408	(57,967)	(4)	(1,946,177)	8,758,867	—	—
EQ/Small Company Index Portfolio	1,380,031	12,472,102	2,102,410	(76,082)	25	(4,005,604)	10,492,851	—	—
Multimanager Aggressive Equity Portfolio	25,013	1,915,359	86,404	(321,738)	(2,190)	(253,174)	1,424,661	—	—
Multimanager Mid Cap Growth Portfolio*	163,717	1,134,925	511,599	(5,434)	— #	(253,113)	1,387,977	—	—
Multimanager Mid Cap Value Portfolio	176,605	1,875,378	568,400	(3,623)	31	(622,787)	1,817,399	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	327,428	3,050,749	234,802	(128,303)	(7,359)	(325,842)	2,824,047	—	—
EQ/Core Bond Index Portfolio	399,533	5,253,839	417,405	(1,670,795)	13,676	113,389	4,127,514	—	—
EQ/Global Bond PLUS Portfolio	178,785	1,902,333	148,201	(380,869)	171	11,154	1,680,990	—	—
EQ/PIMCO Ultra Short Bond Portfolio	149,574	1,679,227	145,401	(342,680)	(9,003)	(36,546)	1,436,399	—	—
EQ/Quality Bond PLUS Portfolio	276,545	2,568,153	209,802	(390,303)	5,721	96,750	2,490,123	—	—

Total		129,365,995	8,216,098	(6,060,587)	15,214	(26,312,119)	105,224,601	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$105,224,601	$—	$105,224,601

Total Assets	$—	$105,224,601	$—	$105,224,601

Total Liabilities	$—	$—	$—	$—

Total	$—	$105,224,601	$—	$105,224,601

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,843,728
Aggregate gross unrealized depreciation	(10,674,526)

Net unrealized appreciation	$5,169,202

Federal income tax cost of investments in securities and derivative instruments, if applicable	$100,055,399

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (98.5%)
EQ/BlackRock Basic Value Equity Portfolio‡	72,703	$1,227,455
EQ/Emerging Markets Equity PLUS Portfolio‡	222,871	1,642,379
EQ/Equity 500 Index Portfolio‡	290,438	11,909,400
EQ/International Equity Index Portfolio‡	558,810	4,121,006
EQ/MFS International Growth Portfolio‡	469,442	3,135,267
EQ/Small Company Index Portfolio‡	462,689	3,517,983
Multimanager Aggressive Equity Portfolio‡	13,966	795,446
Multimanager Mid Cap Growth Portfolio*‡	13,581	115,135
Multimanager Mid Cap Value Portfolio‡	21,489	221,136

Total Equity		26,685,207

Fixed Income (1.5%)
1290 VT High Yield Bond Portfolio‡	15,229	131,347
EQ/Core Bond Index Portfolio‡	25,724	265,752

Total Fixed Income		397,099

Total Investments in Securities (100.0%) (Cost $31,059,788)		27,082,306
Other Assets Less Liabilities (0.0%)		(7,044)

Net Assets (100%)		$27,075,262

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2020, were as follows:

Security Description	Shares at March 31, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/BlackRock Basic Value Equity Portfolio	72,703	1,524,604	177,153	(14,746)	(424)	(459,132)	1,227,455	—	—
EQ/Emerging Markets Equity PLUS Portfolio	222,871	1,979,169	289,361	(67,427)	31	(558,755)	1,642,379	—	—
EQ/Equity 500 Index Portfolio	290,438	14,362,891	1,401,107	(891,626)	228	(2,963,200)	11,909,400	—	—
EQ/International Equity Index Portfolio	558,810	4,791,379	681,454	(44,237)	(899)	(1,306,691)	4,121,006	—	—
EQ/MFS International Growth Portfolio	469,442	3,546,954	322,093	(26,811)	(51)	(706,918)	3,135,267	—	—
EQ/Small Company Index Portfolio	462,689	3,701,105	1,103,722	(34,854)	(1,378)	(1,250,612)	3,517,983	—	—
Multimanager Aggressive Equity Portfolio	13,966	1,089,031	128,837	(270,724)	(6)	(151,692)	795,446	—	—
Multimanager Mid Cap Growth Portfolio*	13,581	130,603	16,106	(1,341)	(3)	(30,230)	115,135	—	—
Multimanager Mid Cap Value Portfolio	21,489	320,781	8,052	(670)	(17)	(107,010)	221,136	—	—
Fixed Income
1290 VT High Yield Bond Portfolio	15,229	—	140,000	—	—	(8,653)	131,347	—	—
EQ/Core Bond Index Portfolio	25,724	221,114	88,052	(50,670)	(1)	7,257	265,752	—	—

Total		31,667,631	4,355,937	(1,403,106)	(2,520)	(7,535,636)	27,082,306	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$27,082,306	$—	$27,082,306

Total Assets	$—	$27,082,306	$—	$27,082,306

Total Liabilities	$—	$—	$—	$—

Total	$—	$27,082,306	$—	$27,082,306

As of March 31, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,041,283)

Net unrealized depreciation	$(4,041,283)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,123,589

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the AXA Premier VIP Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2020 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2020, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.